UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21154
                                                     ---------------------

             Nuveen Connecticut Dividend Advantage Municipal Fund 3
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31
                                           ------------------

                  Date of reporting period: November 30, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT November 30, 2004

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                                NUVEEN CONNECTICUT PREMIUM INCOME MUNICIPAL FUND
                                                                             NTC

                            NUVEEN CONNECTICUT DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NFC

                          NUVEEN CONNECTICUT DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NGK

                          NUVEEN CONNECTICUT DIVIDEND ADVANTAGE MUNICIPAL FUND 3
                                                                             NGO

                              NUVEEN MASSACHUSETTS PREMIUM INCOME MUNICIPAL FUND
                                                                             NMT

                          NUVEEN MASSACHUSETTS DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NMB

                  NUVEEN INSURED MASSACHUSETTS TAX-FREE ADVANTAGE MUNICIPAL FUND
                                                                             NGX

                                   NUVEEN MISSOURI PREMIUM INCOME MUNICIPAL FUND
                                                                             NOM

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DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

Logo: NUVEEN Investments

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

Timothy R. Schwertfeger
Chairman of the Board

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Chairman's
      LETTER TO SHAREHOLDERS

I am pleased to report that over the six-month period covered by this semiannual report your Fund continued to provide you with monthly income free from federal, state, and in some cases, local taxes, as well as an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Managers' Comments and Performance Overview sections of this report.

As I noted in my last letter to you, our conversations with financial advisors and investors suggest that many of you may be wondering whether interest rates will soon begin to rise, how high they might go, and whether that makes this a good time to adjust your holdings of fixed-income investments. We can't answer that question for you - no one knows what the future will bring.



"OUR MISSION CONTINUES TO BE TO ASSIST YOU AND YOUR FINANCIAL ADVISOR BY OFFERING INVESTMENT SERVICES AND PRODUCTS THAT CAN HELP YOU TO SECURE YOUR FINANCIAL OBJECTIVES."



From our experience, what we do know is that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in achieving your long-term financial goals. In fact, a well- diversified portfolio may actually help to reduce your overall investment risk. That is one reason why we believe that a municipal bond investment like your Nuveen Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

As in past reports, I'd also like to direct your attention to the inside front cover, which explains the quick and easy process to begin receiving these Fund reports via e-mail and the internet. Thousands of Nuveen Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

January 14, 2005

Nuveen Municipal Closed-End Exchange-Traded Funds
NTC, NFC, NGK, NGO, NMT, NMB, NGX, NOM

Portfolio Managers'
        COMMENTS

Portfolio managers Paul Brennan, Dan Solender and Scott Romans discuss the key investment strategies and semiannual performance of these Nuveen Funds. Paul, who has 13 years of investment experience, has managed NTC since 1999, NFC since 2001, NGK and NGO since 2002, and NMT and NMB since 2003. With 12 years of investment experience, Dan assumed portfolio management responsibility for NGX in May 2004. Scott, who joined Nuveen in 2000, has managed NOM since 2003.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX MONTHS ENDED NOVEMBER 30, 2004?

As the market continued to anticipate an eventual increase in interest rates, our focus during this reporting period centered on finding bonds that we thought had the potential to add value immediately and also perform well under a variety of future market scenarios. This included purchasing bonds that would tend to shorten the Funds' yield curve positioning, and thereby help to mitigate their interest rate risk. (Interest rate risk is the risk that the value of a Fund's portfolio will decline if market interest rates rise, since bond prices move in the opposite direction of interest rates).

Given the individual portfolios of each Fund and the characteristics of each state, we looked at different maturity ranges when making new purchases for these Funds. In general, purchase activity in the Connecticut Funds emphasized securities that mature between 2011 and 2014, as we found the majority of the attractive opportunities in the Connecticut market in this part of the yield curve. At the same time, the Massachusetts and Missouri Funds were investing in bonds with 15 to 25 years to maturity, since we thought these bonds offered the best risk-return profiles in these states. We also focused on adding higher-coupon bonds that can help to position the Funds more defensively and mitigate interest rate risk if rates rise from their current levels.

Over this six-month reporting period, municipal issuance in Connecticut declined from the previous six-month period. This reduced supply was easily absorbed by market demand. As a result, turnover in the Connecticut Funds was relatively light, ranging from 3% to 9% during the period. When we found them, we took advantage of opportunities to selectively trim some of our more concentrated positions of BBB bonds, especially in NFC, and add new holdings in both the AAA and AA credit categories. We believe this enhanced the overall diversification and credit quality of the portfolios.

In Massachusetts, municipal supply also was down over this period, and the turnover in these Funds also was below recent historical averages. As with the Connecticut Funds, we modestly trimmed some of our BBB rated holdings in the two noninsured Funds, particularly NMB, and reinvested the proceeds in higher quality AAA and AA bonds. Because BBB bonds performed well in 2004, demand for these bonds was strong and we were able to obtain attractive prices for the bonds we sold. We also continued to work to improve the diversification of NGX, which was introduced in late 2002, although our efforts were somewhat constrained by the limited availability of appropriate issues in the Massachusetts market.

Missouri saw the most substantial decline in issuance among these three states during this reporting period, and this restricted the availability of bonds offering the premium coupons that we sought. As in the other Funds, we worked to reduce the Fund's credit risk by scaling back concentrated positions in individual BBB and nonrated holdings. As in Connecticut and Massachusetts, we tried to sell these lower-rated bonds at attractive prices. We continued to balance our efforts in risk reduction against the goal of building and maintaining income streams.

One of our longer-term goals is to position all of these Funds so that they provide return variability and interest rate risk roughly comparable to the variability and risk of the bond markets in which the Funds invest. As one strategy to reach this goal, we attempted to reduce some of the interest rate risk of NFC, NGK, NGO and NGX by hedging in the derivatives market. Our only objective with these hedges was to reduce the duration of these Funds without having a negative impact on their dividends. These hedges do not affect the Funds' income streams or dividend-paying capabilities over the short-term. Instead, the costs of the hedges are reflected as an addition or subtraction from each Fund's net asset value as the value of the hedge fluctuates. Each of the hedges had a negative impact on its Fund's NAV as of November 30, 2004, because interest rates fell and bond prices rose during the period in which the hedges were in place. In each case, this loss in value was at least partly offset by the fact that the Fund's portfolio, because it had longer-than-target duration, increased in value by more as a result of these interest rate decreases than if the Fund had maintained a portfolio with the targeted duration. (NMB also instituted a similar hedging program after the conclusion of this reporting period.)

HOW DID THE FUNDS PERFORM?

Individual results for these Nuveen Funds, as well as for relevant comparative indexes, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 11/30/04

                           6-MONTH       1-YEAR         5-YEAR         10-YEAR
--------------------------------------------------------------------------------
NTC                        5.80%         4.83%          8.77%          9.54%
--------------------------------------------------------------------------------
NFC                        6.35%         5.19%          NA             NA
--------------------------------------------------------------------------------
NGK                        5.50%         4.45%          NA             NA
--------------------------------------------------------------------------------
NGO                        6.41%         4.94%          NA             NA
--------------------------------------------------------------------------------
NMT                        5.97%         5.20%          7.88%          9.05%
--------------------------------------------------------------------------------
NMB                        7.09%         6.20%          NA             NA
--------------------------------------------------------------------------------
NOM                        6.45%         5.46%          8.64%          9.24%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index1      4.30%         4.08%          6.78%          7.16%
--------------------------------------------------------------------------------

INSURED MASSACHUSETTS
--------------------------------------------------------------------------------
NGX                        5.82%         4.90%          NA             NA
--------------------------------------------------------------------------------
Lehman Brothers Insured
Municipal Bond Index1      4.38%         4.09%          7.21%          7.43%
--------------------------------------------------------------------------------
Lipper Other States
Municipal Debt Funds
Average2                   6.58%         5.69%          8.71%          8.95%
--------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results. Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for each Fund in this report.

For the six months ended November 30, 2004, the cumulative returns on net asset value (NAV) for all seven noninsured Funds in this report outperformed the return on the Lehman Brothers Municipal Bond Index, while the insured Massachusetts NGX outperformed the return on the Lehman Brothers Insured Municipal Bond Index. NMB also outperformed the average return for its Lipper Other State Municipal Debt Funds Category Average for this period, while the other seven Funds trailed this measure. It should be noted that the performance of the Lipper Other States category represents the overall average of returns for Funds from 10 different states with a wide variety of municipal market conditions, making direct comparisons between these Funds and that average less meaningful.

1 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds, while the Lehman Brothers Insured Municipal Bond Index is an unleveraged, unmanaged national index containing a broad range of insured municipal bonds. Results for the Lehman indexes do not reflect any expenses.

2 The Lipper Other States Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months, 44 funds; 1 year, 44 funds; 5 years, 19 funds; and 10 years, 17 funds. Fund and Lipper returns assume reinvestment of dividends.

One of the primary factors benefiting the six-month performances of these Funds relative to those of the two unmanaged Lehman Brothers indexes was the Funds' use of financial leverage. While leveraging can add volatility to the Funds' NAVs and share prices, especially during periods of rising interest rates, this strategy can also provide opportunities for additional income and total returns for common shareholders when short-term interest rates remain relatively low and long-term rates fall or remain relatively constant, as they did during this reporting period.

All of these Funds benefited from their holdings of lower-quality bonds, which generally outperformed other credit quality sectors as the economy improved during the reporting period. Among the lower-rated bonds making positive contributions to the Funds' total returns during this period were those issued by the healthcare sector, especially hospital bonds. All of the Connecticut Funds' returns also were boosted by the strong performance of their holdings of bonds backed by the 1998 master tobacco settlement agreement. The price performance of these bonds was favorably affected by an improved litigation environment and the lack of supply combined with continued demand. Over this period, NFC and NGO maintained exposures of approximately 3% to tobacco bonds, while NTC and NGK continued to allocate slightly more than 1% to this sector.

At the high end of the credit spectrum, each of the four Connecticut Funds had a number of credits that were prerefunded or escrowed to maturity as of November 30, 2004. Generally, these bonds performed well during this period.

The two noninsured Massachusetts Funds benefited from their holdings of resource recovery bonds issued by the Massachusetts Industrial Finance Agency for the Ogden Haverhill project. This credit, which was negatively impacted when Ogden Haverhill's parent company declared bankruptcy in 2002, has continued its recovery and was one of the best performing holdings in NMT and NMB during this period. During the period we trimmed our position in these bonds to take advantage of their improved valuation. The performances of both NMT and NMB were also helped by prerefundings during this period, one of which involved Massachusetts general obligation debt. NMB also saw strong performance from its holdings of higher education credits, and NGX's position in revenue bonds rated A1 issued for Middlesex School was a top performer for the Fund.

In NOM, in addition to hospital bonds, we also had a significant position in bonds issued in the long-term care sector. One holding that performed particularly well was the $1.75 million of nonrated bonds issued by Cole County for Lutheran Senior Living, which we purchased in July 2004.

One area of the market that did not perform well during this reporting period was structured finance bonds, which includes the housing sector as well as student loan bonds. While these types of bonds generally provide higher yields and help to reduce volatility in a rising interest rate environment, their underperformance during this six months stemmed largely from lower demand due to concerns about prepayments and increased bond calls as interest rates remained low. NGK's performance, in particular, was negatively affected during this period by a number of calls on its holdings of higher-coupon housing bonds. The six-month performance of all of the Connecticut Funds was impacted to some degree by their housing exposure, which ranged from 1% in NGK to 4% in NTC and NGO as of November 30, 2004. Among the Massachusetts Funds, NMT held a significant position in student loan bonds, which detracted from this Fund's performance, and all of the Massachusetts Funds had weightings in housing bonds, ranging from 9% in NGX to 11% in NMT and NMB. In Missouri, where the single-family housing market in particular did not perform well, NOM had a 6% allocation to housing, approximately one-quarter of which was in single-family housing bonds.

HOW ABOUT THE FUNDS' DIVIDENDS AND SHARE PRICES?

As short-term interest rates remained relatively low throughout this reporting period, the leveraged structures of these eight Funds continued to support their dividend-paying capabilities. The extent of this benefit is tied in part to the short-term rates these Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. This strategy helped to maintain the dividends of these Funds throughout the reporting period.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2004, NTC, NFC, NGK, NGO, NMT, NMB and NOM had positive UNII balances for both financial statement and tax purposes. NGX had a negative UNII balance for financial statement purposes and a positive UNII balance for tax purposes.

As of November 30, 2004, the Funds were trading at premiums or discounts to their net asset values as shown in the accompanying chart.

FUND              11/30 PREM/DISC   PERIOD AVG. PREM/DISC
--------------------------------------------------------------------------------
NTC                    3.60%              4.07%
--------------------------------------------------------------------------------
NFC                    1.93%              2.07%
--------------------------------------------------------------------------------
NGK                    2.01%              0.38%
--------------------------------------------------------------------------------
NGO                  - 6.57%            - 3.46%
--------------------------------------------------------------------------------
NMT                    9.42%              2.36%
--------------------------------------------------------------------------------
NMB                    3.76%              1.65%
--------------------------------------------------------------------------------
NGX                   13.25%              5.64%
--------------------------------------------------------------------------------
NOM                   20.20%             12.11%
--------------------------------------------------------------------------------


HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF NOVEMBER 30, 2004?

We continued to believe that, given the current geopolitical and economic climate, maintaining strong credit quality was an important requirement. As of November 30, 2004, the seven noninsured Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. Guaranteed and AA in the Connecticut Funds ranging from 80% in NFC to 86% in NGO, 88% in NGK and NTC. In the Massachusetts Funds, NMT and NMB had AAA/U.S. Guaranteed and AA allocations of 82% and 88%, respectively, while NGX, which can invest up to 20% of its assets in uninsured investment-grade quality securities, held 83% of its portfolio in insured or U.S. Guaranteed bonds as of November 30, 2004. As of that date, NOM's allocation of AAA/U.S. Guaranteed and AA bonds accounted for 81% of its portfolio.

As of November 30, 2004, potential call exposure during 2005 and 2006 ranged from 0% in NMB to 2% in NGK, NGO, and NGX, and 5% in NFC. NOM's call exposure was 6% over 2005-2006 as of the end of November 30, 2004, while NTC faced a call exposure of 14% in 2005 - 2006, and NMT had 16% exposure. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Nuveen Connecticut Premium Income Municipal Fund
NTC

Performance
     OVERVIEW As of November 30, 2004

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              76%
AA                               12%
A                                 2%
BBB                               9%
N/R                               1%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0735
Jan                           0.0735
Feb                           0.0735
Mar                           0.0735
Apr                           0.0735
May                           0.0735
Jun                           0.0735
Jul                           0.0735
Aug                           0.0735
Sep                           0.0735
Oct                           0.0735
Nov                           0.0735

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       16.39
                              16.15
                              16.44
                              16.38
                              16.39
                              16.45
                              16.65
                              16.89
                              16.91
                              16.55
                              16.52
                              16.58
                              16.7
                              16.77
                              16.58
                              16.6
                              16.37
                              15.9
                              14.84
                              14.39
                              14.2
                              13.75
                              13.89
                              14.44
                              14.47
                              14.32
                              14.45
                              14.76
                              14.87
                              15.2
                              15
                              14.97
                              15.3
                              15.68
                              15.98
                              15.8
                              16.19
                              16.1
                              16.39
                              16
                              15.94
                              15.97
                              15.64
                              15.86
                              16
                              16.9
                              16.4
                              16.01
                              15.91
11/30/04                      16

FUND SNAPSHOT
------------------------------------
Share Price                   $15.54
------------------------------------
Common Share
Net Asset Value               $15.00
------------------------------------
Premium/(Discount) to NAV      3.60%
------------------------------------
Market Yield                   5.68%
------------------------------------
Taxable-Equivalent Yield1      8.29%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $79,978
------------------------------------
Average Effective Maturity
on Securities (Years)          16.37
------------------------------------
Leverage-Adjusted Duration      7.36
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/20/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   10.46%         5.80%
------------------------------------
1-Year          1.16%         4.83%
------------------------------------
5-Year          6.33%         8.77%
------------------------------------
10-Year         9.12%         9.54%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Education and Civic
  Organizations                24.5%
------------------------------------
Tax Obligation/General         16.5%
------------------------------------
Tax Obligation/Limited         12.8%
------------------------------------
U.S. Guaranteed                11.7%
------------------------------------
Water and Sewer                 9.2%
------------------------------------
Healthcare                      7.7%
------------------------------------
Long-Term Care                  5.0%
------------------------------------
Utilities                       4.2%
------------------------------------
Other                           8.4%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Connecticut Dividend Advantage Municipal Fund
NFC

Performance
     OVERVIEW As of November 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              64%
AA                               16%
A                                 7%
BBB                              12%
N/R                               1%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0745
Jan                           0.0745
Feb                           0.0745
Mar                           0.0745
Apr                           0.0745
May                           0.0745
Jun                           0.0745
Jul                           0.0745
Aug                           0.0745
Sep                           0.0745
Oct                           0.0745
Nov                           0.0745

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       15.81
                              15.8
                              15.96
                              15.96
                              16.16
                              16.06
                              16.37
                              16.38
                              16.54
                              16.55
                              16.4
                              16.4
                              16.6
                              16.94
                              16.55
                              16.5
                              16.37
                              16.22
                              15.65
                              14.85
                              14.45
                              13.68
                              13.94
                              13.87
                              14.12
                              13.87
                              14.25
                              14.5
                              14.56
                              14.87
                              15.06
                              14.96
                              15.44
                              15.5
                              15.27
                              15.45
                              15.35
                              15.64
                              15.35
                              15.42
                              15.46
                              15.45
                              15.6
                              15.66
                              15.98
                              16.71
                              15.96
                              16
                              15.62
11/30/04                      15.72


FUND SNAPSHOT
------------------------------------
Share Price                   $15.32
------------------------------------
Common Share
Net Asset Value               $15.03
------------------------------------
Premium/(Discount) to NAV      1.93%
------------------------------------
Market Yield                   5.84%
------------------------------------
Taxable-Equivalent Yield1      8.53%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $38,502
------------------------------------
Average Effective Maturity
on Securities (Years)          16.65
------------------------------------
Leverage-Adjusted Duration      6.82
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/26/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   11.69%         6.35%
------------------------------------
1-Year          0.59%         5.19%
------------------------------------
Since
Inception       6.08%         7.18%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Education and Civic
  Organizations                20.9%
------------------------------------
Tax Obligation/General         19.5%
------------------------------------
U.S. Guaranteed                18.3%
------------------------------------
Tax Obligation/Limited         11.5%
------------------------------------
Utilities                       7.8%
------------------------------------
Water and Sewer                 5.9%
------------------------------------
Transportation                  4.5%
------------------------------------
Consumer Staples                3.1%
------------------------------------
Other                           8.5%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Connecticut Dividend Advantage Municipal Fund 2
NGK

Performance
     OVERVIEW As of November 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              67%
AA                               21%
A                                 4%
BBB                               8%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0735
Jan                           0.0735
Feb                           0.0735
Mar                           0.0735
Apr                           0.0735
May                           0.0735
Jun                           0.0735
Jul                           0.0735
Aug                           0.0735
Sep                           0.0735
Oct                           0.0735
Nov                           0.0735

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       15.5
                              15.59
                              15.66
                              15.75
                              15.57
                              16.25
                              16.42
                              16.43
                              16.6
                              16.19
                              16.35
                              16.38
                              16.3
                              16.4
                              16.43
                              16.71
                              16.46
                              16.28
                              15.25
                              14.69
                              14.39
                              13.7
                              13.37
                              14.15
                              14.14
                              14.45
                              14.72
                              14.79
                              15.05
                              15
                              14.98
                              14.68
                              15.33
                              15.55
                              15.34
                              15.49
                              15.53
                              15.7
                              15.82
                              15.8
                              15.57
                              15.94
                              15.7
                              16
                              16.05
                              16.59
                              16.22
                              15.75
                              15.85
11/30/04                       15.65


FUND SNAPSHOT
------------------------------------
Share Price                   $15.70
------------------------------------
Common Share
Net Asset Value               $15.39
------------------------------------
Premium/(Discount) to NAV      2.01%
------------------------------------
Market Yield                   5.62%
------------------------------------
Taxable-Equivalent Yield1      8.20%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $35,527
------------------------------------
Average Effective Maturity
on Securities (Years)          15.42
------------------------------------
Leverage-Adjusted Duration      7.57
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   14.18%         5.50%
------------------------------------
1-Year          7.81%         4.45%
------------------------------------
Since
Inception       7.67%         8.77%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         31.8%
------------------------------------
Education and Civic
  Organizations                24.2%
------------------------------------
U.S. Guaranteed                14.1%
------------------------------------
Water and Sewer                 6.5%
------------------------------------
Tax Obligation/Limited          5.8%
------------------------------------
Utilities                       4.5%
------------------------------------
Transportation                  4.2%
------------------------------------
Other                           8.9%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.1161 per share.

Nuveen Connecticut Dividend Advantage Municipal Fund 3
NGO

Performance
     OVERVIEW As of November 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              74%
AA                               12%
A                                 5%
BBB                               9%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                            0.065
Jan                            0.065
Feb                            0.065
Mar                            0.065
Apr                            0.065
May                            0.065
Jun                            0.065
Jul                            0.065
Aug                            0.065
Sep                            0.065
Oct                            0.065
Nov                            0.065

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       13.56
                              13.62
                              13.76
                              13.8
                              13.85
                              14.18
                              14.36
                              14.43
                              14.39
                              14.48
                              14.89
                              14.81
                              14.91
                              14.86
                              14.99
                              15.12
                              14.92
                              14.92
                              13.88
                              13.33
                              13.22
                              12.68
                              12.6
                              12.69
                              13
                              13.25
                              13.44
                              13.24
                              13.82
                              14.04
                              14.17
                              13.79
                              13.86
                              14.02
                              14.29
                              14.1
                              13.97
                              14.34
                              14.11
                              13.93
                              13.82
                              13.85
                              14.17
                              14.4
                              14.04
                              14
                              14.27
                              14.23
                              13.9
11/30/04                      13.92

FUND SNAPSHOT
------------------------------------
Share Price                   $13.52
------------------------------------
Common Share
Net Asset Value               $14.47
------------------------------------
Premium/(Discount) to NAV     -6.57%
------------------------------------
Market Yield                   5.77%
------------------------------------
Taxable-Equivalent Yield1      8.42%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $62,948
------------------------------------
Average Effective Maturity
on Securities (Years)          16.46
------------------------------------
Leverage-Adjusted Duration      6.91
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/26/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    6.94%         6.41%
------------------------------------
1-Year          4.65%         4.94%
------------------------------------
Since

Inception       0.47%         5.77%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         23.1%
------------------------------------
Tax Obligation/Limited         16.8%
------------------------------------
U.S. Guaranteed                15.4%
------------------------------------
Education and Civic
  Organizations                12.5%
------------------------------------
Water and Sewer                 8.4%
------------------------------------
Long-Term Care                  8.1%
------------------------------------
Utilities                       5.6%
------------------------------------
Other                          10.1%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Massachusetts Premium Income Municipal Fund
NMT

Performance
     OVERVIEW As of November 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              67%
AA                               15%
A                                 9%
BBB                               7%
N/R                               2%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0735
Jan                           0.0735
Feb                           0.0735
Mar                           0.0735
Apr                           0.0735
May                           0.0735
Jun                           0.0735
Jul                           0.0735
Aug                           0.0735
Sep                           0.0735
Oct                           0.0735
Nov                           0.0735

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       15.88
                              15.56
                              15.33
                              15.36
                              15.5
                              15.55
                              15.73
                              16.08
                              15.85
                              16.1
                              16.15
                              16.05
                              15.93
                              15.92
                              16.25
                              16.01
                              16.04
                              16.08
                              14.75
                              15.01
                              14.47
                              14.82
                              14.2
                              14.08
                              14.35
                              14.29
                              14
                              14.04
                              14.15
                              14.42
                              14.81
                              14.61
                              14.85
                              15
                              14.79
                              14.88
                              15.25
                              15.15
                              15.28
                              15.19
                              15.39
                              15.34
                              15.38
                              15.61
                              15.44
                              16.28
                              16.11
                              15.9
                              16.3
11/30/04                      16.21


FUND SNAPSHOT
------------------------------------
Share Price                   $16.14
------------------------------------
Common Share
Net Asset Value               $14.75
------------------------------------
Premium/(Discount) to NAV      9.42%
------------------------------------
Market Yield                   5.46%
------------------------------------
Taxable-Equivalent Yield1      8.03%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $69,856
------------------------------------
Average Effective Maturity
on Securities (Years)          16.90
------------------------------------
Leverage-Adjusted Duration      8.59
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   15.74%         5.97%
------------------------------------
1-Year          9.21%         5.20%
------------------------------------
5-Year          7.67%         7.88%
------------------------------------
10-Year         9.41%         9.05%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Education and Civic
  Organizations                23.1%
------------------------------------
Tax Obligation/General         18.1%
------------------------------------
Housing/Multifamily            11.1%
------------------------------------
Healthcare                     11.0%
------------------------------------
U.S. Guaranteed                 9.1%
------------------------------------
Tax Obligation/Limited          8.7%
------------------------------------
Transportation                  6.0%
------------------------------------
Water and Sewer                 5.1%
------------------------------------
Other                           7.8%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Massachusetts Dividend Advantage Municipal Fund
NMB

Performance
     OVERVIEW As of November 30, 2004

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              68%
AA                               20%
A                                 3%
BBB                               8%
BB or Lower                       1%


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0775
Jan                           0.0775
Feb                           0.0775
Mar                           0.0775
Apr                           0.0775
May                           0.0775
Jun                           0.0775
Jul                           0.0775
Aug                           0.0775
Sep                           0.0775
Oct                           0.0775
Nov                           0.0775

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       16.11
                              16.27
                              16.43
                              16.3
                              16.52
                              16.88
                              16.77
                              16.83
                              16.74
                              16.65
                              16.65
                              16.62
                              16.69
                              16.45
                              16.53
                              16.73
                              16.58
                              16.31
                              16.55
                              15.76
                              15.55
                              15.05
                              15.25
                              14.63
                              14.88
                              14.98
                              14.66
                              14.68
                              15
                              15.04
                              15.07
                              15.09
                              15.3
                              15.6
                              15.21
                              15.71
                              15.88
                              16
                              16.1
                              16.12
                              16.15
                              16.02
                              15.85
                              15.87
                              16.09
                              16
                              16.11
                              16.15
                              16.25
11/30/04                      16.2

FUND SNAPSHOT
------------------------------------
Share Price                   $16.00
------------------------------------
Common Share
Net Asset Value               $15.42
------------------------------------
Premium/(Discount) to NAV      3.76%
------------------------------------
Market Yield                   5.81%
------------------------------------
Taxable-Equivalent Yield1      8.54%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $30,049
------------------------------------
Average Effective Maturity
on Securities (Years)          19.06
------------------------------------
Leverage-Adjusted Duration      9.17
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/30/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   10.74%         7.09%
------------------------------------
1-Year          7.17%         6.20%
------------------------------------
Since
Inception       7.62%         8.23%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         23.1%
------------------------------------
Education and Civic
  Organizations                20.5%
------------------------------------
Tax Obligation/Limited         13.7%
------------------------------------
Healthcare                      9.3%
------------------------------------
Housing/Multifamily             9.0%
------------------------------------
U.S. Guaranteed                 7.3%
------------------------------------
Water and Sewer                 5.6%
------------------------------------
Other                          11.5%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains distributions in December 2003 of $0.0789 per share.

Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund
NGX

Performance
     OVERVIEW As of November 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          83%
AAA (Uninsured)                   3%
AA (Uninsured)                    9%
A (Uninsured)                     4%
BBB (Uninsured)                   1%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                            0.072
Jan                            0.072
Feb                            0.072
Mar                            0.072
Apr                            0.072
May                            0.072
Jun                            0.072
Jul                            0.072
Aug                            0.072
Sep                            0.072
Oct                            0.072
Nov                            0.072

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       15.9
                              16.05
                              16
                              16.05
                              16.42
                              16.77
                              16.4
                              16.5
                              16.52
                              16.19
                              16.83
                              16.79
                              16.8
                              16.5
                              16.58
                              16.83
                              16.83
                              16.93
                              15.16
                              15.33
                              15.1
                              14
                              13.15
                              13.51
                              13.9
                              13.85
                              14.1
                              14.2
                              14.48
                              14.51
                              14.81
                              14.8
                              14.49
                              14.87
                              14.59
                              15.25
                              15.25
                              15.7
                              16.3
                              15.85
                              16.15
                              15.88
                              15.7
                              15.87
                              15.74
                              16.31
                              16.48
                              15.87
                              16
11/30/04                      16.3


FUND SNAPSHOT
------------------------------------
Share Price                   $16.33
------------------------------------
Common Share
Net Asset Value               $14.42
------------------------------------
Premium/(Discount) to NAV     13.25%
------------------------------------
Market Yield                   5.29%
------------------------------------
Taxable-Equivalent Yield1      7.78%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $39,189
------------------------------------
Average Effective Maturity
on Securities (Years)          21.31
------------------------------------
Leverage-Adjusted Duration      7.54
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   20.79%         5.82%
------------------------------------
1-Year          9.52%         4.90%
------------------------------------
Since
Inception       9.95%         6.17%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         22.2%
------------------------------------
Tax Obligation/General         21.1%
------------------------------------
Education and Civic
  Organizations                17.2%
------------------------------------
U.S. Guaranteed                11.7%
------------------------------------
Housing/Multifamily             8.8%
------------------------------------
Water and Sewer                 7.8%
------------------------------------
Healthcare                      6.0%
------------------------------------
Other                           5.2%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a net ordinary income distribution in December 2003 of $0.0148 per share.

Nuveen Missouri Premium Income Municipal Fund
NOM

Performance
     OVERVIEW As of November 30, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              64%
AA                               17%
A                                 3%
BBB                               6%
N/R                              10%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0735
Jan                           0.0735
Feb                           0.0735
Mar                           0.0735
Apr                           0.0735
May                           0.0735
Jun                           0.0735
Jul                           0.0735
Aug                           0.0735
Sep                           0.0735
Oct                           0.0735
Nov                           0.0735


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/1/03                       17.25
                              17.1
                              17.33
                              17.15
                              17.13
                              17.04
                              16.89
                              17.15
                              16.81
                              17.2
                              17.26
                              17.88
                              17.8
                              17.73
                              18
                              18.5
                              18.23
                              18.25
                              16.65
                              16.4
                              16.15
                              15.8
                              14.9
                              14.9
                              15.15
                              15.6
                              15.2
                              15.17
                              15.55
                              15.54
                              15.95
                              16
                              16.2
                              16.95
                              16.85
                              17.15
                              17.21
                              17.49
                              17.23
                              17.05
                              17
                              16.72
                              16.7
                              17.07
                              17.2
                              17.4
                              17.35
                              17.5
                              17.52
11/30/04                      17.85


FUND SNAPSHOT
------------------------------------
Share Price                   $17.85
------------------------------------
Common Share
Net Asset Value               $14.85
------------------------------------
Premium/(Discount) to NAV     20.20%
------------------------------------
Market Yield                   4.94%
------------------------------------
Taxable-Equivalent Yield1      7.32%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $33,463
------------------------------------
Average Effective Maturity
on Securities (Years)          16.36
------------------------------------
Leverage-Adjusted Duration      8.22
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/20/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   20.95%         6.45%
------------------------------------
1-Year         10.64%         5.46%
------------------------------------
5-Year         12.42%         8.64%
------------------------------------
10-Year        11.58%         9.24%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         22.2%
------------------------------------
Healthcare                     21.4%
------------------------------------
Tax Obligation/Limited         20.6%
------------------------------------
U.S. Guaranteed                 8.1%
------------------------------------
Housing/Multifamily             5.0%
------------------------------------
Education and Civic
  Organizations                 4.2%
------------------------------------
Utilities                       3.9%
------------------------------------
Long-Term Care                  3.7%
------------------------------------
Other                          10.9%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Shareholder
       MEETING REPORT

The Shareholder Meeting was held November 17, 2004, at 8:30 a.m. (Pacific time) in the Embassy Room of the Mandarin Oriental Hotel, 222 Sansome Street, San Francisco, CA 94104-2792.

                                           NTC                                  NFC                               NGK

APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                             Common and                              Common and                        Common and
                          MuniPreferred         MuniPreferred     MuniPreferred      MuniPreferred  MuniPreferred     MuniPreferred
                          shares voting         shares voting     shares voting      shares voting  shares voting     shares voting
                               together              together          together           together       together          together
                             as a class            as a class        as a class         as a class     as a class        as a class
====================================================================================================================================
Robert P. Bremner
   For                        4,890,636                   --          2,467,709                --       2,238,260                --
   Withhold                      30,576                   --              7,725                --           4,881                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                      4,921,212                   --          2,475,434                --       2,243,141                --
====================================================================================================================================
Lawrence H. Brown
   For                        4,886,036                   --          2,466,207                --       2,238,260                --
   Withhold                      35,176                   --              9,227                --           4,881                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                      4,921,212                   --          2,475,434                --       2,243,141                --
====================================================================================================================================
Jack B. Evans
   For                        4,889,236                   --          2,467,709                --       2,238,260                --
   Withhold                      31,976                   --              7,725                --           4,881                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                      4,921,212                   --          2,475,434                --       2,243,141                --
====================================================================================================================================
William C. Hunter
   For                        4,890,636                   --          2,467,709                --       2,238,260                --
   Withhold                      30,576                   --              7,725                --           4,881                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                      4,921,212                   --          2,475,434                --       2,243,141                --
====================================================================================================================================
William J. Schneider
   For                               --                1,479                 --               751              --               700
   Withhold                          --                   --                 --                --              --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             --                1,479                 --               751              --               700
====================================================================================================================================
Timothy R. Schwertfeger
   For                               --                1,479                 --               751              --               700
   Withhold                          --                   --                 --                --              --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             --                1,479                 --               751              --               700
====================================================================================================================================
Judith M. Stockdale
   For                        4,891,705                   --          2,467,709                --       2,238,260                --
   Withhold                      29,507                   --              7,725                --           4,881                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                      4,921,212                   --          2,475,434                --       2,243,141                --
====================================================================================================================================


                                       19

Shareholder
    MEETING REPORT (continued)

                                             NGO                                NMT                              NMB
-----------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                             Common and                              Common and                        Common and
                          MuniPreferred         MuniPreferred     MuniPreferred     MuniPreferred   MuniPreferred     MuniPreferred
                          shares voting         shares voting     shares voting     shares voting   shares voting     shares voting
                               together              together          together          together        together          together
                             as a class            as a class        as a class        as a class      as a class        as a class
====================================================================================================================================
Robert P. Bremner
   For                        4,245,804                   --          4,443,962                --       1,916,493                --
   Withhold                      32,053                   --             58,963                --           4,146                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                      4,277,857                   --          4,502,925                --       1,920,639                --
====================================================================================================================================
Lawrence H. Brown
   For                        4,245,804                   --          4,440,462                --       1,916,493                --
   Withhold                      32,053                   --             62,463                --           4,146                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                      4,277,857                   --          4,502,925                --       1,920,639                --
====================================================================================================================================
Jack B. Evans
   For                        4,245,804                   --          4,443,962                --       1,916,128                --
   Withhold                      32,053                   --             58,963                --           4,511                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                      4,277,857                   --          4,502,925                --       1,920,639                --
====================================================================================================================================
William C. Hunter
   For                        4,244,138                   --          4,442,583                --       1,916,128                --
   Withhold                      33,719                   --             60,342                --           4,511                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                      4,277,857                   --          4,502,925                --       1,920,639                --
====================================================================================================================================
William J. Schneider
   For                               --                1,244                 --             1,283              --               565
   Withhold                          --                   --                 --                 5              --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             --                1,244                 --             1,288              --               565
====================================================================================================================================
Timothy R. Schwertfeger
   For                               --                1,244                 --             1,283              --               565
   Withhold                          --                   --                 --                 5              --                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                             --                1,244                 --             1,288              --               565
====================================================================================================================================
Judith M. Stockdale
   For                        4,240,205                   --          4,442,908                --       1,916,128                --
   Withhold                      37,652                   --             60,017                --           4,511                --
------------------------------------------------------------------------------------------------------------------------------------
   Total                      4,277,857                   --          4,502,925                --       1,920,639                --
====================================================================================================================================


                                       20

                                                                              NGX                            NOM
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                     Common and                        Common and
                                                                  MuniPreferred     MuniPreferred   MuniPreferred     MuniPreferred
                                                                  shares voting     shares voting   shares voting     shares voting
                                                                       together          together        together          together
                                                                     as a class        as a class      as a class        as a class
====================================================================================================================================
Robert P. Bremner
   For                                                                2,676,759                --       2,039,983               --
   Withhold                                                              11,956                --          25,035               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              2,688,715                --       2,065,018               --
====================================================================================================================================
Lawrence H. Brown
   For                                                                2,676,759                --       2,036,886               --
   Withhold                                                              11,956                --          28,132               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              2,688,715                --       2,065,018               --
====================================================================================================================================
Jack B. Evans
   For                                                                2,676,759                --       2,040,183               --
   Withhold                                                              11,956                --          24,835               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              2,688,715                --       2,065,018               --
====================================================================================================================================
William C. Hunter
   For                                                                2,676,659                --       2,040,183               --
   Withhold                                                              12,056                --          24,835               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              2,688,715                --       2,065,018               --
====================================================================================================================================
William J. Schneider
   For                                                                       --               815              --              542
   Withhold                                                                  --                --              --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     --               815              --              542
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                       --               815              --              542
   Withhold                                                                  --                --              --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     --               815              --              542
====================================================================================================================================
Judith M. Stockdale
   For                                                                2,676,759                --       2,039,650               --
   Withhold                                                              11,956                --          25,368               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                              2,688,715                --       2,065,018                --
====================================================================================================================================

                        Nuveen Connecticut Premium Income Municipal Fund (NTC)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.9% (1.3% OF TOTAL INVESTMENTS)

$       1,620   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    1,497,074
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 35.6% (24.5% OF TOTAL INVESTMENTS)

                Connecticut Higher Education Supplemental Loan Authority,
                Revenue Bonds, Family Education Loan Program, Series 1996A:
          800    5.800%, 11/15/14 (Alternative Minimum Tax) - AMBAC Insured          11/06 at 102.00         AAA            801,680
          505    5.875%, 11/15/17 (Alternative Minimum Tax) - AMBAC Insured          11/06 at 102.00         AAA            506,076

          470   Connecticut Higher Education Supplemental Loan Authority,            11/09 at 102.00         AAA            481,186
                 Revenue Bonds, Family Education Loan Program, Series 1999A,
                 6.000%, 11/15/18 (Alternative Minimum Tax) -
                 AMBAC Insured

          900   Connecticut Higher Education Supplemental Loan Authority,            11/11 at 100.00         Aaa            940,743
                 Revenue Bonds, Family Education Loan Program, Series 2001A,
                 5.250%, 11/15/18 (Alternative Minimum Tax) - MBIA Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/06 at 102.00         AAA          1,580,445
                 Revenue Bonds, Loomis Chaffee School, Series 1996C,
                 5.500%, 7/01/16 - MBIA Insured

        1,900   Connecticut Health and Educational Facilities Authority,              7/08 at 102.00         AAA          1,967,165
                 Revenue Bonds, Fairfield University, Series 1998H,
                 5.000%, 7/01/23 - MBIA Insured

        2,920   Connecticut Health and Educational Facilities Authority,              7/07 at 102.00         AAA          3,158,155
                 Revenue Bonds, Connecticut College, Series 1997C-1,
                 5.500%, 7/01/20 - MBIA Insured

        2,525   Connecticut Health and Educational Facilities Authority,             11/12 at 100.00         AAA          2,725,081
                 Revenue Bonds, Connecticut State University System,
                 Series 2003E, 5.000%, 11/01/15 - FGIC Insured

        1,250   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         AAA          1,319,013
                 Revenue Bonds, Fairfield University, Series 1999I,
                 5.250%, 7/01/25 - MBIA Insured

          750   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa            815,408
                 Revenue Bonds, Horace Bushnell Memorial Hall, Series 1999A,
                 5.625%, 7/01/29 - MBIA Insured

        1,000   Connecticut Health and Educational Facilities Authority,                No Opt. Call         AAA          1,104,200
                 Revenue Bonds, Connecticut State University System,
                 Series 2003F, 5.000%, 11/01/13 - FSA Insured

          500   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00         AAA            509,240
                 Revenue Bonds, Trinity College, Series 2001G,
                 5.000%, 7/01/31 - AMBAC Insured

          650   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00          A2            697,470
                 Revenue Bonds, Loomis Chaffee School, Series 2001D,
                 5.500%, 7/01/23

          450   Connecticut Health and Educational Facilities Authority,              3/11 at 101.00         AAA            457,159
                 Revenue Bonds, Greenwich Academy, Series 2001B,
                 5.000%, 3/01/32 - FSA Insured

        2,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          2,045,260
                 Revenue Bonds, University of Hartford, Series 2002E,
                 5.250%, 7/01/32 - RAAI Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,536,645
                 Revenue Bonds, Yale University, Series 2002W,
                 5.125%, 7/01/27

        1,500   Connecticut Health and Educational Facilities Authority,              7/13 at 100.00         AAA          1,509,720
                 Revenue Bonds, Yale University, Series 2003X-1,
                 5.000%, 7/01/42

          925   Connecticut Health and Educational Facilities Authority,              7/13 at 100.00         AAA            941,437
                 Revenue Bonds, Brunswick School, Series 2003B,
                 5.000%, 7/01/33 - MBIA Insured

        1,000   University of Connecticut, Student Fee Revenue Refunding             11/12 at 101.00         AAA          1,089,260
                 Bonds, Series 2002A, 5.250%, 11/15/19 - FGIC Insured

        1,100   University of Connecticut, General Obligation Bonds,                  2/13 at 100.00         AAA          1,168,937
                 Series 2003A, 5.125%, 2/15/21 - MBIA Insured

                University of Connecticut, General Obligation Bonds,
                Series 2004A:
        1,000    5.000%, 1/15/18 - MBIA Insured                                       1/14 at 100.00         AAA          1,073,800
        2,000    5.000%, 1/15/19 - MBIA Insured                                       1/14 at 100.00         AAA          2,138,140


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.2% (7.7% OF TOTAL INVESTMENTS)

$       2,000   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa     $    2,052,940
                 Revenue Bonds, Stamford Hospital, Series 1999G,
                 5.000%, 7/01/24 - MBIA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/07 at 102.00         AAA          1,087,480
                 Revenue Bonds, William W. Backus Hospital, Series 1997D,
                 5.750%, 7/01/27 - AMBAC Insured

        3,000   Connecticut Health and Educational Facilities Authority,              7/07 at 101.00         Aaa          3,055,650
                 Revenue Refunding Bonds, Middlesex Health Services,
                 Series 1997H, 5.125%, 7/01/27 - MBIA Insured

        2,000   Connecticut Health and Educational Facilities Authority,              7/10 at 101.00          AA          2,187,200
                 Revenue Bonds, Eastern Connecticut Health Network,
                 Series 2000A, 6.000%, 7/01/25 - RAAI Insured

          500   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA            536,045
                 Revenue Bonds, Bristol Hospital, Series 2002B,
                 5.500%, 7/01/21 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.5% (3.1% OF TOTAL INVESTMENTS)

        1,000   Connecticut Housing Finance Authority, Housing Mortgage              12/09 at 100.00         AAA          1,037,790
                 Finance Program Bonds, Series 1999D-2, 6.200%, 11/15/41
                 (Alternative Minimum Tax)

          605   Waterbury Nonprofit Housing Corporation, Connecticut,                 1/05 at 100.00         AAA            606,555
                 FHA-Insured Section 8 Mortgage Revenue Bonds, Fairmount
                 Heights Project, Series 1993A, 6.500%, 7/01/07 -
                 MBIA Insured

        1,875   Williamantic Housing Authority, Connecticut, GNMA                    10/05 at 105.00         AAA          1,992,694
                 Collateralized Multifamily Housing Mortgage Revenue
                 Bonds, Village Heights Apartments, Series 1995A,
                 8.000%, 10/20/30


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.3% (0.9% OF TOTAL INVESTMENTS)

        1,000   Connecticut Housing Finance Authority, Housing Mortgage              11/10 at 100.00         AAA          1,011,110
                 Finance Program Bonds, Series 2001C, 5.300%, 11/15/33
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.3% (1.6% OF TOTAL INVESTMENTS)

        1,750   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          1,815,380
                 American Ref-Fuel Company of Southeastern Connecticut LP,
                 Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 7.3% (5.0% OF TOTAL INVESTMENTS)

        1,300   Connecticut Health and Educational Facilities Authority,              8/08 at 102.00         AAA          1,325,324
                 FHA-Insured Mortgage Revenue Bonds, Hebrew Home and
                 Hospital, Series 1999B, 5.200%, 8/01/38

          750   Connecticut Development Authority, First Mortgage Gross               4/07 at 102.00        BBB-            758,190
                 Revenue Refunding Healthcare Bonds, Church Homes Inc. -
                 Congregational Avery Heights, Series 1997, 5.700%, 4/01/12

          615   Connecticut Development Authority, First Mortgage Gross               9/09 at 102.00          AA            665,442
                 Revenue Refunding Healthcare Bonds, Connecticut Baptist
                 Homes Inc., Series 1999, 5.500%, 9/01/15 - RAAI Insured

                Connecticut Development Authority, Revenue Refunding
                Bonds, Duncaster Inc., Series 1999A:
        1,000    5.250%, 8/01/19 - RAAI Insured                                       2/10 at 102.00          AA          1,048,020
        1,000    5.375%, 8/01/24 - RAAI Insured                                       2/10 at 102.00          AA          1,045,760

        1,000   Connecticut Development Authority, Health Facilities Revenue          2/05 at 102.00         N/R          1,005,430
                 Refunding Bonds, Alzheimer's Resource Center of
                 Connecticut Inc., Series 1994A, 7.000%, 8/15/09


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 22.9% (15.7% OF TOTAL INVESTMENTS)

          500   Bridgeport, Connecticut, General Obligation Bonds,                      No Opt. Call         AAA            557,340
                 Series 2004C, 5.250%, 8/15/14 - MBIA Insured

          750   Bridgeport, Connecticut, General Obligation Refunding Bonds,          8/12 at 100.00         Aaa            819,338
                 Series 2002A, 5.375%, 8/15/19 - FGIC Insured

        1,000   Bridgeport, Connecticut, General Obligation Bonds,                    9/13 at 100.00         AAA          1,062,480
                 Series 2003A, 5.250%, 9/15/23 - FSA Insured

        2,000   Connecticut, General Obligation Bonds, Series 2002B,                  6/12 at 100.00          AA          2,197,440
                 5.500%, 6/15/21

        1,500   Connecticut, General Obligation Bonds, Series 2002A,                  4/12 at 100.00          AA          1,622,070
                 5.375%, 4/15/19

        1,110   Connecticut, General Obligation Bonds, Series 2004C,                  4/14 at 100.00         AAA          1,160,905
                 5.000%, 4/01/23 - FGIC Insured

        1,000   Hartford, Connecticut, General Obligation Bonds, Series 2000,         6/10 at 102.00         AAA          1,106,070
                 5.500%, 6/15/20 - FGIC Insured

          400   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            424,260
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

        1,500   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call         AAA          1,733,460
                 Refunding Bonds, Series 2001A, 5.500%, 7/01/20 -
                 MBIA Insured


                                       23


                        Nuveen Connecticut Premium Income Municipal Fund (NTC) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Regional School District 16, Beacon Falls and Prospect,
                Connecticut, General Obligation Bonds, Series 2000:
$         350    5.500%, 3/15/18 - FSA Insured                                        3/10 at 101.00         Aaa     $      384,678
          350    5.625%, 3/15/19 - FSA Insured                                        3/10 at 101.00         Aaa            388,143
          350    5.700%, 3/15/20 - FSA Insured                                        3/10 at 101.00         Aaa            389,795

        1,420   Regional School District 16, Connecticut, General Obligation          3/13 at 101.00         Aaa          1,542,617
                 Bonds, Series 2003, 5.000%, 3/15/16 - AMBAC Insured

        2,105   Stratford, Connecticut, General Obligation Bonds, Series 2002,        2/12 at 100.00         AAA          2,130,576
                 4.000%, 2/15/15 - FSA Insured

        1,000   Waterbury, Connecticut, General Obligation Bonds, Series 2004B,         No Opt. Call         AAA          1,095,850
                 5.000%, 4/01/13 - FSA Insured

        1,630   Westport, Connecticut, General Obligation Bonds, Series 2003,         2/12 at 100.00         Aaa          1,691,565
                 4.750%, 2/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 18.7% (12.8% OF TOTAL INVESTMENTS)

        1,900   Capitol Region Education Council, Connecticut, Revenue Bonds,        10/05 at 102.00         BBB          1,977,805
                 Series 1995, 6.700%, 10/15/10

        2,000   Connecticut Health and Educational Facilities Authority,              7/09 at 102.00         AAA          2,174,480
                 Revenue Bonds, Child Care Facilities Program, Series 1999C,
                 5.625%, 7/01/29 - AMBAC Insured

                Connecticut, Special Tax Obligation Transportation Infrastructure
                Purpose Bonds, Series 2002B:
        2,000    5.000%, 12/01/20 - AMBAC Insured                                    12/12 at 100.00         AAA          2,113,640
        1,000    5.000%, 12/01/21 - AMBAC Insured                                    12/12 at 100.00         AAA          1,049,390

          500   Connecticut, Special Tax Obligation Transportation Infrastructure     1/14 at 100.00         AAA            520,920
                 Purpose Bonds, Series 2003B, 5.000%, 1/01/23 - FGIC Insured

        1,700   Connecticut, Special Tax Obligation Transportation Infrastructure       No Opt. Call         AA-          1,996,395
                 Purpose Bonds, Series 1991B, 6.500%, 10/01/10

          625   Connecticut, Special Obligation Rate Reduction Bonds,                   No Opt. Call         AAA            688,756
                 Series 2004A, 5.000%, 6/30/11

        2,000   Puerto Rico Municipal Finance Agency, Series 2002A,                   8/12 at 100.00         AAA          2,174,760
                 5.250%, 8/01/21 - FSA Insured

        1,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB          1,150,590
                 Loan Notes, Series 1999A, 6.500%, 10/01/24

        1,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/14 at 100.00         AAA          1,096,080
                 Loan Notes, Series 2003, 5.250%, 10/01/19 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 2.3% (1.5% OF TOTAL INVESTMENTS)

          750   Connecticut, General Airport Revenue Bonds, Bradley                   4/11 at 101.00         AAA            759,503
                 International Airport, Series 2001A, 5.125%, 10/01/26
                 (Alternative Minimum Tax) - FGIC Insured

        1,000   Hartford, Connecticut, Parking System Revenue Bonds,                  7/10 at 100.00        Baa2          1,041,940
                 Series 2000A, 6.400%, 7/01/20


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 17.0% (11.7% OF TOTAL INVESTMENTS)

        1,500   Bridgeport, Connecticut, General Obligation Bonds,                    7/10 at 101.00         AAA          1,733,835
                 Series 2000A, 6.000%, 7/15/19 (Pre-refunded to 7/15/10) -
                 FGIC Insured

                Cheshire, Connecticut, General Obligation Bonds, Series 1999:
          660    5.625%, 10/15/16 (Pre-refunded to 10/15/09)                         10/09 at 101.00      Aa3***            747,087
          660    5.625%, 10/15/17 (Pre-refunded to 10/15/09)                         10/09 at 101.00      Aa3***            747,087

        1,060   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,144,789
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

           40   Connecticut, General Obligation Bonds, Series 1993E,                    No Opt. Call       AA***             46,563
                 6.000%, 3/15/12

        1,000   Connecticut Health and Educational Facilities Authority,              7/06 at 102.00         AAA          1,076,270
                 Revenue Bonds, Trinity College, Series 1996E,
                 5.875%, 7/01/26 (Pre-refunded to 7/01/06) - MBIA Insured

        1,000   Connecticut, Special Tax Obligation Transportation Infrastructure     7/12 at 100.00         AAA          1,096,430
                 Purpose Bonds, Series 2002A, 5.375%, 7/01/19 (Pre-refunded to 7/01/12) - FSA Insured

        1,000   Connecticut, Special Tax Obligation Transportation Infrastructure    12/09 at 101.00         AAA          1,134,960
                 Purpose Bonds, Series 1999A, 5.625%, 12/01/19
                 (Pre-refunded to 12/01/09) - FGIC Insured

        1,000   Connecticut, Special Assessment Revenue Bonds, Second                 1/11 at 101.00         AAA          1,120,470
                 Injury Fund, Series 2000A, 5.250%, 1/01/14 (Pre-refunded to
                 1/01/11) - FSA Insured

        1,000   Connecticut, Clean Water Fund Revenue Bonds, Series 2001,            10/11 at 100.00         AAA          1,134,590
                 5.500%, 10/01/20 (Pre-refunded to 10/01/11)


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** (continued)

$         300   Puerto Rico, General Obligation and Public Improvement Bonds,         7/11 at 100.00         AAA     $      334,890
                 Series 2001, 5.125%, 7/01/30 (Pre-refunded to 7/01/11) -
                 FSA Insured

        1,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,078,490
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

        1,000   Waterbury, Connecticut, General Obligation Bonds,                     4/12 at 100.00         AAA          1,124,810
                 Series 2002A, 5.375%, 4/01/17 (Pre-refunded to 4/01/12) -
                 FSA Insured

          965   Waterbury, Connecticut, General Obligation Tax Revenue                2/09 at 101.00       AA***          1,093,374
                 Intercept Bonds, Series 2000, 6.000%, 2/01/19
                 (Pre-refunded to 2/01/09) - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.1% (4.2% OF TOTAL INVESTMENTS)

        1,000   Connecticut Development Authority, Pollution Control                 10/08 at 102.00          A3          1,066,980
                 Revenue Refunding Bonds, Connecticut Light and Power
                 Company, Series 1993A, 5.850%, 9/01/28

        2,045   Connecticut Resource Recovery Authority, Revenue Bonds,               5/05 at 100.00         AAA          2,054,489
                 American Ref-Fuel Company of Southeastern Connecticut,
                  Series 1989A, 7.700%, 11/15/11 - MBIA Insured

                Eastern Connecticut Resource Recovery Authority, Solid Waste
                Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
          395    5.500%, 1/01/14 (Alternative Minimum Tax)                            1/05 at 100.00         BBB            403,512
        1,290    5.500%, 1/01/20 (Alternative Minimum Tax)                            1/05 at 100.00         BBB          1,315,800


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 13.4% (9.2% OF TOTAL INVESTMENTS)

        1,185   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA          1,281,115
                 Series 2003A, 5.000%, 10/01/16

        1,500   Connecticut, State Revolving Fund General Revenue Bonds,                No Opt. Call         AAA          1,660,005
                 Series 2003B, 5.000%, 10/01/12

        1,400   Connecticut Development Authority, Water Facilities Revenue          12/04 at 101.00         AAA          1,417,233
                 Refunding Bonds, Bridgeport Hydraulic Company, Series 1993B,
                 5.500%, 6/01/28 - MBIA Insured

        2,550   Connecticut Development Authority, Water Facilities Revenue           9/06 at 102.00         AAA          2,723,630
                 Bonds, Bridgeport Hydraulic Company, Series 1996,
                 6.000%, 9/01/36 (Alternative Minimum Tax) - AMBAC Insured

                South Central Connecticut Regional Water Authority,
                Water System Revenue Bonds, Eighteenth Series 2003A:
        1,000    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA          1,061,680
        1,525    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA          1,555,530

        1,000   Stamford, Connecticut, Water Pollution Control System                11/13 at 100.00         AA+          1,013,380
                 and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32
------------------------------------------------------------------------------------------------------------------------------------
$     108,675   Total Long-Term Investments (cost $110,348,327) - 144.5%                                                115,512,149
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.1% (0.8% OF TOTAL INVESTMENTS)

          900   Puerto Rico Government Development Bank, Adjustable                                          A-1            900,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.580%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         900   Total Short-Term Investments (cost $900,000)                                                                900,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $111,248,327) - 145.6%                                                          116,412,149
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                      1,865,465
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.9)%                                                        (38,300,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   79,977,614
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Connecticut Dividend Advantage Municipal Fund (NFC)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.5% (3.1% OF TOTAL INVESTMENTS)

                Guam Economic Development Authority, Tobacco Settlement
                Asset-Backed Bonds, Series 2001A:
$         125    5.000%, 5/15/22                                                      5/11 at 100.00        Baa3     $      125,793
          500    5.400%, 5/15/31                                                      5/11 at 100.00        Baa3            462,315

        1,270   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa3          1,153,884
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 30.8% (20.9% OF TOTAL INVESTMENTS)

          705   Connecticut Higher Education Supplemental Loan Authority,            11/11 at 100.00         Aaa            736,915
                 Revenue Bonds, Family Education Loan Program, Series 2001A,
                 5.250%, 11/15/18 (Alternative Minimum Tax) - MBIA Insured

           50   Connecticut Health and Educational Facilities Authority,              7/08 at 101.00          AA             50,143
                 Revenue Bonds, Sacred Heart University, Series 1998E,
                 5.000%, 7/01/28 - RAAI Insured

          500   Connecticut Health and Educational Facilities Authority,              7/06 at 102.00        BBB-            515,245
                 Revenue Bonds, University of New Haven, Series 1996D,
                 6.700%, 7/01/26

          750   Connecticut Health and Educational Facilities Authority,             11/12 at 100.00         AAA            809,430
                 Revenue Bonds, Connecticut State University System,
                 Series 2003E, 5.000%, 11/01/15 - FGIC Insured

          500   Connecticut Health and Educational Facilities Authority,                No Opt. Call         AAA            552,100
                 Revenue Bonds, Connecticut State University System,
                 Series 2003F, 5.000%, 11/01/13 - FSA Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00         AAA          1,527,720
                 Revenue Bonds, Trinity College, Series 2001G,
                 5.000%, 7/01/31 - AMBAC Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00          A2          1,073,030
                 Revenue Bonds, Loomis Chaffee School, Series 2001D,
                 5.500%, 7/01/23

          350   Connecticut Health and Educational Facilities Authority,              4/14 at 100.00         AAA            376,908
                 Revenue Bonds, Trinity College, Series 2004H,
                 5.000%, 7/01/17 (Alternative Minimum Tax) - MBIA Insured

          625   Connecticut Health and Educational Facilities Authority,              3/11 at 101.00         AAA            634,944
                 Revenue Bonds, Greenwich Academy, Series 2001B,
                 5.000%, 3/01/32 - FSA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          1,022,630
                 Revenue Bonds, University of Hartford, Series 2002E,
                 5.250%, 7/01/32 - RAAI Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,024,430
                 Revenue Bonds, Yale University, Series 2002W,
                 5.125%, 7/01/27

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, Ana G. Mendez University System,
                Series 1999:
          125    5.375%, 2/01/19                                                      2/09 at 101.00         BBB            129,375
          270    5.375%, 2/01/29                                                      2/09 at 101.00         BBB            274,010

                University of Connecticut, General Obligation Bonds,
                Series 2001A:
        1,000    4.750%, 4/01/20                                                      4/11 at 101.00          AA          1,030,220
        1,000    5.250%, 4/01/20                                                      4/11 at 101.00          AA          1,071,560
        1,000    4.750%, 4/01/21                                                      4/11 at 101.00          AA          1,025,150


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 3.1% (2.1% OF TOTAL INVESTMENTS)

          125   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa            128,309
                 Revenue Bonds, Stamford Hospital, Series 1999G,
                 5.000%, 7/01/24 - MBIA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          1,051,650
                 Revenue Bonds, Bristol Hospital, Series 2002B,
                 5.500%, 7/01/32 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.0% (1.4% OF TOTAL INVESTMENTS)

          750   Stamford Housing Authority, Connecticut, Multifamily                    No Opt. Call        BBB+            769,635
                 Housing Revenue Bonds, Fairfield Apartments, Series 1998,
                 4.750%, 12/01/28 (Alternative Minimum Tax)
                 (Mandatory put 12/01/08)


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.6% (1.8% OF TOTAL INVESTMENTS)

$       1,000   Connecticut Housing Finance Authority, Housing Mortgage              11/10 at 100.00         AAA     $    1,011,110
                 Finance Program Bonds, Series 2001C, 5.300%, 11/15/33
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.7% (1.8% OF TOTAL INVESTMENTS)

        1,000   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          1,037,360
                 American Ref-Fuel Company of Southeastern Connecticut LP,
                 Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.1% (1.4% OF TOTAL INVESTMENTS)

          300   Connecticut Development Authority, First Mortgage Gross              12/11 at 102.00        BBB+            310,347
                 Revenue Healthcare Bonds, Elim Park Baptist Home Inc.,
                 Series 2003, 5.750%, 12/01/23

          500   Connecticut Development Authority, Health Facilities Revenue          2/05 at 102.00         N/R            487,845
                 Refunding Bonds, Alzheimer's Resource Center of Connecticut
                 Inc., Series 1994A, 7.250%, 8/15/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 25.9% (17.6% OF TOTAL INVESTMENTS)

          500   Bridgeport, Connecticut, General Obligation Bonds,                      No Opt. Call         AAA            557,340
                 Series 2004C, 5.250%, 8/15/14 - MBIA Insured

          750   Connecticut, General Obligation Bonds, Series 2002B,                  6/12 at 100.00          AA            824,040
                 5.500%, 6/15/21

        1,000   Connecticut, General Obligation Bonds, Series 2002A,                  4/12 at 100.00          AA          1,081,380
                 5.375%, 4/15/19

          560   Connecticut, General Obligation Bonds, Series 2004C,                  4/14 at 100.00         AAA            585,682
                 5.000%, 4/01/23 - FGIC Insured

          500   East Lyme, Connecticut, General Obligation Bonds,                     7/11 at 102.00         Aaa            537,535
                 Series 2001, 5.125%, 7/15/20 - FGIC Insured

        1,000   Hartford, Connecticut, General Obligation Bonds,                      1/08 at 102.00         AAA          1,042,220
                 Series 1998, 4.700%, 1/15/15 - FGIC Insured

          400   Hartford, Connecticut, General Obligation Bonds,                        No Opt. Call         AAA            453,140
                 Series 2004, 5.500%, 8/15/11 - MBIA Insured

          375   New Haven, Connecticut, General Obligation Bonds,                     2/08 at 101.00         AAA            386,584
                 Series 1999, 4.700%, 2/01/15 - FGIC Insured

        1,000   New Haven, Connecticut, General Obligation Bonds,                    11/10 at 101.00         AAA          1,044,820
                 Series 2001A, 5.000%, 11/01/20 - FGIC Insured

          250   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            265,163
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

                Norwich, Connecticut, General Obligation Bonds, Series 2001A:
          585    5.000%, 4/01/15 - FGIC Insured                                       4/09 at 100.00         Aaa            626,927
          575    5.000%, 4/01/17 - FGIC Insured                                       4/09 at 100.00         Aaa            613,784
          475    5.000%, 4/01/18 - FGIC Insured                                       4/09 at 100.00         Aaa            504,963
          575    5.000%, 4/01/19 - FGIC Insured                                       4/09 at 100.00         Aaa            610,702
          275    5.000%, 4/01/20 - FGIC Insured                                       4/09 at 100.00         Aaa            291,676

          500   Waterbury, Connecticut, General Obligation Bonds,                       No Opt. Call         AAA            547,925
                 Series 2004B, 5.000%, 4/01/13 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 16.9% (11.5% OF TOTAL INVESTMENTS)

        1,000   Connecticut Health and Educational Facilities Authority,              7/08 at 105.00           A          1,089,570
                 Revenue Bonds, New Opportunities for Waterbury Inc.,
                 Series 1998A, 6.750%, 7/01/28

        1,475   Connecticut, Special Tax Obligation Transportation                      No Opt. Call         AAA          1,681,618
                 Infrastructure Purpose Bonds, Series 1998B,
                 5.500%, 11/01/12 - FSA Insured

          625   Connecticut, Special Obligation Rate Reduction Bonds,                   No Opt. Call         AAA            688,756
                 Series 2004A, 5.000%, 6/30/11

                Connecticut, Certificates of Participation, Juvenile Training
                School, Series 2001:
          600    5.000%, 12/15/20                                                    12/11 at 101.00         AA-            628,494
        1,000    5.000%, 12/15/30                                                    12/11 at 101.00         AA-          1,009,540

          500   Virgin Islands Public Finance Authority, Senior Lien Revenue         10/08 at 101.00          AA            531,925
                 Refunding Bonds, Matching Fund Loan Notes, Series 1998A,
                 5.500%, 10/01/18 - RAAI Insured

          750   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00         BBB            859,050
                 Taxes Loan Notes, Series 1999A, 6.375%, 10/01/19


                                       27


                        Nuveen Connecticut Dividend Advantage Municipal Fund (NFC) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.5% (4.5% OF TOTAL INVESTMENTS)

$       2,500   Connecticut, General Airport Revenue Bonds, Bradley                   4/11 at 101.00         AAA     $    2,531,675
                 International Airport, Series 2001A, 5.125%, 10/01/26
                 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 27.0% (18.3% OF TOTAL INVESTMENTS)

          515   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            556,195
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded to 7/01/10)

          500   Connecticut, Special Tax Obligation Transportation                    7/12 at 100.00         AAA            550,115
                 Infrastructure Purpose Bonds, Series 2002A,
                 5.375%, 7/01/18 (Pre-refunded to 7/01/12) - FSA Insured

        2,000   Connecticut, Clean Water Fund Revenue Bonds,                         10/11 at 100.00         AAA          2,269,180
                 Series 2001, 5.500%, 10/01/20 (Pre-refunded to 10/01/11)

          700   Farmington, Connecticut, General Obligation Bonds,                    3/11 at 101.00      Aa1***            769,685
                 Series 2001, 4.875%, 3/15/20 (Pre-refunded to 3/15/11)

                Hamden, Connecticut, General Obligation Bonds, Series 2001:
          640    5.250%, 8/15/18 (Pre-refunded to 8/15/11) - MBIA Insured             8/11 at 102.00         AAA            726,042
          635    5.000%, 8/15/19 (Pre-refunded to 8/15/11) - MBIA Insured             8/11 at 102.00         AAA            710,876
          300    5.000%, 8/15/20 (Pre-refunded to 8/15/11) - MBIA Insured             8/11 at 102.00         AAA            335,847

                Puerto Rico Infrastructure Financing Authority, Special
                Obligation Bonds, Series 2000A:
        1,425    5.500%, 10/01/32                                                    10/10 at 101.00         AAA          1,539,941
        1,300    5.500%, 10/01/40                                                    10/10 at 101.00         AAA          1,402,037

        1,000   Waterbury, Connecticut, General Obligation Bonds,                     4/12 at 100.00         AAA          1,124,810
                 Series 2002A, 5.375%, 4/01/17 (Pre-refunded to 4/01/12) -
                 FSA Insured

          370   Windsor, Connecticut, General Obligation Bonds,                       7/09 at 100.00      Aa2***            401,391
                 Series 2001, 5.000%, 7/15/20 (Pre-refunded to 7/15/09)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.5% (7.8% OF TOTAL INVESTMENTS)

          500   Connecticut Development Authority, Pollution Control                 10/08 at 102.00          A3            533,490
                 Revenue Refunding Bonds, Connecticut Light and Power
                 Company, Series 1993A, 5.850%, 9/01/28

        1,000   Eastern Connecticut Resource Recovery Authority,                      1/05 at 100.00         BBB          1,021,550
                 Solid Waste Revenue Bonds, Wheelabrator Lisbon Project,
                 Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)

        1,975   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          2,058,088
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

          790   Puerto Rico Electric Power Authority, Power Revenue Refunding         7/05 at 100.00          A-            800,112
                 Bonds, Series 1995Z, 5.250%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.7% (5.9% OF TOTAL INVESTMENTS)

        1,185   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA          1,281,115
                 Series 2003A, 5.000%, 10/01/16

          500   Connecticut, State Revolving Fund General Revenue Bonds,                No Opt. Call         AAA            553,335
                 Series 2003B, 5.000%, 10/01/12

                South Central Connecticut Regional Water Authority, Water
                System Revenue Bonds, Eighteenth Series 2003A:
          750    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA            796,260
          720    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA            734,411
------------------------------------------------------------------------------------------------------------------------------------
$      52,520   Total Long-Term Investments (cost $53,320,862) - 144.3%                                                  55,551,047
=============-----------------------------------------------------------------------------------------------------------------------


                                       28

    PRINCIPAL                                                                                                                MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 2.7% (1.9% OF TOTAL INVESTMENTS)

$       1,050   Puerto Rico Government Development Bank, Adjustable                                          A-1     $    1,050,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.580%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       1,050   Total Short-Term Investments (cost $1,050,000)                                                            1,050,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $54,370,862) - 147.0%                                                            56,601,047
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.6%                                                                      1,400,901
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.6)%                                                        (19,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   38,501,948
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT NOVEMBER 30, 2004:
                                                                                                                SWAP     UNREALIZED
                                                                               NOTIONAL   EFFECTIVE      TERMINATION   APPRECIATION
                                                                                 AMOUNT        DATE(2)          DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with JPMorgan dated July 1, 2004, to pay semi-annually the notional amount multiplied by 5.805% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States Dollar-London
Inter-Bank Offered Rates).                                                     $500,000     2/02/05          2/02/25      $ (29,118)

Agreement with Morgan Stanley dated July 15, 2004, to pay semi-annually the notional amount multiplied by 5.717% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                                        900,000     1/14/05          1/14/35        (41,419)

Agreement with JPMorgan dated July 28, 2004, to pay quarterly the notional amount multiplied by 4.495% (annualized) and receive quarterly the notional amount multiplied by the one-week BMA (Bond Market Association) Municipal
Swap Index for the quarter.                                                     900,000    12/13/04         12/13/24        (30,433)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(100,970)
------------------------------------------------------------------------------------------------------------------------------------


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.1% (1.4% OF TOTAL INVESTMENTS)

$         810   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $      748,537
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 35.6% (24.2% OF TOTAL INVESTMENTS)

          500   Connecticut Health and Educational Facilities Authority,              7/06 at 102.00        BBB-            515,245
                 Revenue Bonds, University of New Haven, Series 1996D,
                 6.700%, 7/01/26

          500   Connecticut Health and Educational Facilities Authority,              7/08 at 101.00         AAA            527,545
                 Revenue Bonds, Hopkins School, Series 1998A,
                 5.000%, 7/01/20 - AMBAC Insured

          250   Connecticut Health and Educational Facilities Authority,              7/08 at 102.00         AAA            258,838
                 Revenue Bonds, Fairfield University, Series 1998H,
                 5.000%, 7/01/23 - MBIA Insured

          500   Connecticut Health and Educational Facilities Authority,             11/07 at 101.00         AAA            538,785
                 Revenue Bonds, State University System, Series 1997B,
                 5.250%, 11/01/17 - AMBAC Insured

          500   Connecticut Health and Educational Facilities Authority,                No Opt. Call         AAA            552,100
                 Revenue Bonds, Connecticut State University System,
                 Series 2003F, 5.000%, 11/01/13 - FSA Insured

          215   Connecticut Health and Educational Facilities Authority,              1/15 at 100.00         Aaa            234,464
                 Revenue Bonds, Kent School, Series 2004D,
                 5.000%, 7/01/15 - MBIA Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00          A2          1,551,585
                 Revenue Bonds, Loomis Chaffee School, Series 2001D,
                 5.250%, 7/01/31

        1,000   Connecticut Health and Educational Facilities Authority,              3/11 at 101.00         AAA          1,015,910
                 Revenue Bonds, Greenwich Academy, Series 2001B,
                 5.000%, 3/01/32 - FSA Insured

                Connecticut Health and Educational Facilities Authority,
                Revenue Bonds, University of Hartford, Series 2002E:
          590    5.500%, 7/01/22 - RAAI Insured                                       7/12 at 101.00          AA            632,533
        1,000    5.250%, 7/01/32 - RAAI Insured                                       7/12 at 101.00          AA          1,022,630

        2,250   Connecticut Health and Educational Facilities Authority,             11/11 at 100.00         AAA          2,344,005
                 Revenue Bonds, Connecticut State University System,
                 Series 2002D-2, 5.000%, 11/01/21 - FSA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,024,430
                 Revenue Bonds, Yale University, Series 2002W,
                 5.125%, 7/01/27

          500   University of Connecticut, Student Fee Revenue Refunding             11/12 at 101.00         AAA            538,610
                 Bonds, Series 2002A, 5.250%, 11/15/22 - FGIC Insured

        1,230   University of Connecticut, General Obligation Bonds,                  4/12 at 100.00          AA          1,341,598
                 Series 2002A, 5.375%, 4/01/19

          500   University of Connecticut, General Obligation Bonds,                    No Opt. Call         AAA            551,580
                 Series 2004A, 5.000%, 1/15/13 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 3.6% (2.3% OF TOTAL INVESTMENTS)

           25   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa             26,131
                 Revenue Bonds, Stamford Hospital, Series 1999G,
                 5.000%, 7/01/18 - MBIA Insured

          200   Connecticut Health and Educational Facilities Authority,              7/10 at 101.00          AA            218,720
                 Revenue Bonds, Eastern Connecticut Health Network,
                 Series 2000A, 6.000%, 7/01/25 - RAAI Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          1,028,780
                 Revenue Bonds, St. Francis Hospital and Medical Center,
                 Series 2002D, 5.000%, 7/01/22 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.4% (1.0% OF TOTAL INVESTMENTS)

          500   Stamford Housing Authority, Connecticut, Multifamily                    No Opt. Call        BBB+            513,090
                 Housing Revenue Bonds, Fairfield Apartments, Series 1998,
                 4.750%, 12/01/28 (Alternative Minimum Tax)
                 (Mandatory put 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.9% (2.0% OF TOTAL INVESTMENTS)

        1,000   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          1,030,040
                 American Ref-Fuel Company of Southeastern Connecticut LP
                 Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.2% (2.2% OF TOTAL INVESTMENTS)

$         450   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00         AAA     $      476,208
                 Revenue Bonds, Village for Families and Children Inc.,
                 Series 2002A, 5.000%, 7/01/19 - AMBAC Insured

          325   Connecticut Development Authority, First Mortgage                     4/07 at 102.00        BBB-            328,549
                 Gross Revenue Refunding Healthcare Bonds, Church Homes
                 Inc. - Congregational Avery Heights, Series 1997,
                 5.700%, 4/01/12

          320   Connecticut Development Authority, First Mortgage Gross              12/11 at 102.00        BBB+            331,037
                 Revenue Healthcare Bonds, Elim Park Baptist Home Inc.,
                 Series 2003, 5.750%, 12/01/23


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 46.4% (31.4% OF TOTAL INVESTMENTS)

          875   Bridgeport, Connecticut, General Obligation Bonds,                      No Opt. Call         AAA            975,345
                 Series 2004C, 5.250%, 8/15/14 - MBIA Insured

        1,500   Connecticut, General Obligation Bonds, Series 2001C,                    No Opt. Call          AA          1,708,440
                 5.500%, 12/15/12

        1,000   Connecticut, General Obligation Bonds, Series 2002A,                  4/12 at 100.00          AA          1,081,380
                 5.375%, 4/15/19

        2,105   Fairfield, Connecticut, General Obligation Bonds, Series 2002A,       4/12 at 100.00         AAA          2,304,070
                 5.000%, 4/01/16 (Pre-refunded to4/01/12)

                Farmington, Connecticut, General Obligation Bonds, Series 2002:
        1,000    5.000%, 9/15/20                                                      9/12 at 101.00         Aa1          1,065,700
        1,450    5.000%, 9/15/21                                                      9/12 at 101.00         Aa1          1,537,305

          400   Hartford, Connecticut, General Obligation Bonds, Series 2004,           No Opt. Call         AAA            453,140
                 5.500%, 8/15/11 - MBIA Insured

        1,305   Hartford County Metropolitan District, Connecticut, General           4/12 at 101.00         AA+          1,369,323
                 Obligation Bonds, Series 2002, 5.000%, 4/01/22

                Regional School District 8, Andover, Hebron and Marlborough,
                Connecticut, General Obligation Bonds, Series 2002:
        1,390    5.000%, 5/01/20 - FSA Insured                                        5/11 at 101.00         Aaa          1,467,923
        1,535    5.000%, 5/01/22 - FSA Insured                                        5/11 at 101.00         Aaa          1,605,073

        2,105   Stamford, Connecticut, General Obligation Bonds, Series 2002,         8/12 at 100.00         AAA          2,327,078
                 5.000%, 8/15/16 (Pre-refunded to 8/15/12)

          500   Waterbury, Connecticut, General Obligation Bonds,                       No Opt. Call         AAA            547,925
                 Series 2004B, 5.000%, 4/01/13 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 8.5% (5.8% OF TOTAL INVESTMENTS)

        1,625   Connecticut, Special Tax Obligation Transportation                    7/12 at 100.00         AAA          1,781,374
                 Infrastructure Purpose Bonds, Series 2002A,
                 5.375%, 7/01/20 - FSA Insured

          500   Connecticut, Special Tax Obligation Transportation                   10/11 at 100.00         AAA            555,060
                 Infrastructure Purpose Bonds, Series 2001B,
                 5.375%, 10/01/13 - FSA Insured

          625   Connecticut, Special Obligation Rate Reduction Bonds,                   No Opt. Call         AAA            688,756
                 Series 2004A, 5.000%, 6/30/11


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.2% (4.2% OF TOTAL INVESTMENTS)

        1,950   New Haven, Connecticut, Revenue Refunding Bonds,                        No Opt. Call         AAA          2,206,269
                 Air Rights Parking Facility, Series 2002, 5.375%, 12/01/15 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 20.7% (14.1% OF TOTAL INVESTMENTS)

        1,000   Bridgeport, Connecticut, General Obligation Bonds,                    8/11 at 100.00         AAA          1,113,080
                 Series 2001C, 5.375%, 8/15/18 (Pre-refunded to 8/15/11) -
                 FGIC Insured

                East Hartford, Connecticut, General Obligation Bonds, Series 2002:
          750    4.875%, 5/01/20 (Pre-refunded to 5/01/10) - FGIC Insured             5/10 at 100.00         Aaa            815,850
          750    5.000%, 5/01/21 (Pre-refunded to 5/01/10) - FGIC Insured             5/10 at 100.00         Aaa            820,882
          750    5.000%, 5/01/22 (Pre-refunded to 5/01/10) - FGIC Insured             5/10 at 100.00         Aaa            820,882

                Puerto Rico Infrastructure Financing Authority, Special
                Obligation Bonds, Series 2000A:
        1,000    5.500%, 10/01/32                                                    10/10 at 101.00         AAA          1,080,660
        2,000    5.500%, 10/01/40                                                    10/10 at 101.00         AAA          2,156,980

          500   Waterbury, Connecticut, General Obligation Bonds,                     4/12 at 100.00         AAA            562,405
                 Series 2002A, 5.375%, 4/01/17 (Pre-refunded to 4/01/12) -
                 FSA Insured


                                       31


                        Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.6% (4.5% OF TOTAL INVESTMENTS)

$         500   Connecticut Development Authority, Pollution Control                 10/08 at 102.00          A3     $      533,490
                 Revenue Refunding Bonds, Connecticut Light and Power
                 Company, Series 1993A, 5.850%, 9/01/28

                Eastern Connecticut Resource Recovery Authority, Solid Waste
                Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
          250    5.500%, 1/01/15 (Alternative Minimum Tax)                            1/05 at 100.00         BBB            255,413
          510    5.500%, 1/01/20 (Alternative Minimum Tax)                            1/05 at 100.00         BBB            520,200

        1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          1,042,070
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 9.6% (6.5% OF TOTAL INVESTMENTS)

          785   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA            848,671
                 Series 2003A, 5.000%, 10/01/16

        1,000   Connecticut, State Revolving Fund General Revenue Bonds,                No Opt. Call         AAA          1,106,670
                 Series 2003B, 5.000%, 10/01/12

                South Central Connecticut Regional Water Authority, Water
                System Revenue Bonds, Eighteenth Series 2003A:
          750    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA            796,260
          660    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA            673,213
------------------------------------------------------------------------------------------------------------------------------------
$      48,735   Total Long-Term Investments (cost $49,710,340) - 146.8%                                                  52,171,837
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.6% (0.4% OF TOTAL INVESTMENTS)

          200   Puerto Rico Government Development Bank, Adjustable                                          A-1            200,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.580%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         200   Total Short-Term Investments (cost $200,000)                                                                200,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $49,910,340) - 147.4%                                                            52,371,837
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                        655,051
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.3)%                                                        (17,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   35,526,888
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT NOVEMBER 30, 2004:
                                                                                                                SWAP     UNREALIZED
                                                                               NOTIONAL   EFFECTIVE      TERMINATION   APPRECIATION
                                                                                 AMOUNT        DATE(2)          DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with JPMorgan dated July 1, 2004, to pay semi-annually the notional amount multiplied by 5.805% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States Dollar-London
Inter-Bank Offered Rates).                                                   $  500,000     2/02/05          2/02/25      $ (29,118)

Agreement with Morgan Stanley dated July 15, 2004, to pay semi-annually the notional amount multiplied by 5.717% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                                        800,000     1/14/05          1/14/35        (36,817)

Agreement with JPMorgan dated July 28, 2004, to pay quarterly the notional amount multiplied by 4.495% (annualized) and receive quarterly the notional amount multiplied by the one-week BMA (Bond Market Association) Municipal
Swap Index for the quarter.                                                   1,100,000    12/13/04         12/13/24        (37,196)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(103,131)
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.8% (2.6% OF TOTAL INVESTMENTS)

$       2,590   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    2,393,471
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 18.6% (12.5% OF TOTAL INVESTMENTS)

        1,000   Connecticut Health and Educational Facilities Authority,             11/07 at 101.00         AAA          1,077,570
                 Revenue Bonds, State University System, Series 1997B,
                 5.250%, 11/01/17 - AMBAC Insured

        1,000   Connecticut Health and Educational Facilities Authority,             11/12 at 100.00         AAA          1,079,240
                 Revenue Bonds, Connecticut State University System,
                 Series 2003E, 5.000%, 11/01/15 - FGIC Insured

          285   Connecticut Health and Educational Facilities Authority,              1/15 at 100.00         Aaa            310,801
                 Revenue Bonds, Kent School, Series 2004D,
                 5.000%, 7/01/15 - MBIA Insured

        3,100   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00         AAA          3,260,301
                 Revenue Bonds, Trinity College, Series 2001G,
                 5.000%, 7/01/21 - AMBAC Insured

        1,595   Connecticut Health and Educational Facilities Authority,             11/11 at 100.00         AAA          1,661,639
                 Revenue Bonds, Connecticut State University System,
                 Series 2002D-2, 5.000%, 11/01/21 - FSA Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,536,645
                 Revenue Bonds, Yale University, Series 2002W,
                 5.125%, 7/01/27

          500   University of Connecticut, Student Fee Revenue Refunding             11/12 at 101.00         AAA            538,610
                 Bonds, Series 2002A, 5.250%, 11/15/22 - FGIC Insured

        1,100   University of Connecticut, General Obligation Bonds,                  2/13 at 100.00         AAA          1,168,937
                 Series 2003A, 5.125%, 2/15/21 - MBIA Insured

        1,000   University of Connecticut, General Obligation Bonds,                    No Opt. Call         AAA          1,103,160
                 Series 2004A, 5.000%, 1/15/13 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 1.2% (0.8% OF TOTAL INVESTMENTS)

          200   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa            209,050
                 Revenue Bonds, Stamford Hospital, Series 1999G,
                 5.000%, 7/01/18 - MBIA Insured

          500   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA            536,045
                 Revenue Bonds, Bristol Hospital, Series 2002B,
                 5.500%, 7/01/21 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.2% (0.8% OF TOTAL INVESTMENTS)

          750   Stamford Housing Authority, Connecticut, Multifamily                    No Opt. Call        BBB+            769,635
                 Housing Revenue Bonds, Fairfield Apartments, Series 1998,
                 4.750%, 12/01/28 (Alternative Minimum Tax)
                 (Mandatory put 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.9% (3.3% OF TOTAL INVESTMENTS)

        1,000   Connecticut Housing Finance Authority, Housing Mortgage              11/12 at 100.00         AAA          1,007,410
                 Finance Program Bonds, Series 2002F-3, 5.250%, 5/15/33
                 (Alternative Minimum Tax)

        2,000   Connecticut Housing Finance Authority, Housing Mortgage              11/10 at 100.00         AAA          2,047,200
                 Finance Program Bonds, Series 2001D-2, 5.150%, 11/15/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 3.3% (2.2% OF TOTAL INVESTMENTS)

        2,000   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          2,074,720
                 American Ref-Fuel Company of Southeastern Connecticut LP,
                 Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 12.0% (8.1% OF TOTAL INVESTMENTS)

                Connecticut Housing Finance Authority, Special Needs Housing
                Mortgage Finance Program Special Obligation Bonds, Series
                2002SNH-1:
        1,000    5.000%, 6/15/22 - AMBAC Insured                                      6/12 at 101.00         AAA          1,045,130
        1,500    5.000%, 6/15/32 - AMBAC Insured                                      6/12 at 101.00         AAA          1,514,700


                                       33


                        Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE (continued)

                Connecticut Health and Educational Facilities Authority,
                Revenue Bonds, Village for Families and Children Inc.,
                Series 2002A:
$         430    5.000%, 7/01/18 - AMBAC Insured                                      7/12 at 101.00         AAA     $      456,957
          475    5.000%, 7/01/20 - AMBAC Insured                                      7/12 at 101.00         AAA            500,565
          260    5.000%, 7/01/23 - AMBAC Insured                                      7/12 at 101.00         AAA            270,007
        1,000    5.000%, 7/01/32 - AMBAC Insured                                      7/12 at 101.00         AAA          1,011,090

          600   Connecticut Development Authority, First Mortgage Gross               4/07 at 102.00        BBB-            606,552
                 Revenue Refunding Healthcare Bonds, Church Homes Inc. -
                 Congregational Avery Heights, Series 1997, 5.700%, 4/01/12

          500   Connecticut Development Authority, First Mortgage Gross              12/11 at 102.00        BBB+            517,245
                 Revenue Healthcare Bonds, Elim Park Baptist Home Inc.,
                 Series 2003, 5.750%, 12/01/23

                Connecticut Development Authority, Revenue Bonds,
                Duncaster Inc., Series 2002:
          650    5.125%, 8/01/22 - RAAI Insured                                       8/12 at 101.00          AA            677,242
        1,000    4.750%, 8/01/32 - RAAI Insured                                       8/12 at 101.00          AA            962,680


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 32.4% (21.6% OF TOTAL INVESTMENTS)

                Bethel, Connecticut, General Obligation Bonds, Series 2002:
          525    5.000%, 11/01/18 - FGIC Insured                                     11/12 at 100.00         Aaa            557,209
          525    5.000%, 11/01/19 - FGIC Insured                                     11/12 at 100.00         Aaa            555,387
          525    5.000%, 11/01/20 - FGIC Insured                                     11/12 at 100.00         Aaa            553,208
          525    5.000%, 11/01/21 - FGIC Insured                                     11/12 at 100.00         Aaa            550,326
          525    5.000%, 11/01/22 - FGIC Insured                                     11/12 at 100.00         Aaa            547,460

        1,000   Bridgeport, Connecticut, General Obligation Bonds,                      No Opt. Call         AAA          1,114,680
                 Series 2004C, 5.250%, 8/15/14 - MBIA Insured

          500   Bridgeport, Connecticut, General Obligation Bonds,                    9/13 at 100.00         AAA            531,240
                 Series 2003A, 5.250%, 9/15/23 - FSA Insured

        2,500   Connecticut, General Obligation Bonds, Series 2002D,                 11/12 at 100.00          AA          2,717,550
                 5.375%, 11/15/21

        1,000   Connecticut, General Obligation Bonds, Series 2002A,                  4/12 at 100.00          AA          1,043,340
                 5.000%, 4/15/21

          450   Farmington, Connecticut, General Obligation Bonds,                    9/12 at 101.00         Aa1            479,565
                 Series 2002, 5.000%, 9/15/20

        1,000   Hartford, Connecticut, General Obligation Bonds, Series 2004,           No Opt. Call         AAA          1,132,850
                 5.500%, 8/15/11 - MBIA Insured

                New Canaan, Connecticut, General Obligation Bonds,
                Series 2002A:
          950    4.500%, 5/01/19                                                      5/11 at 100.00         Aaa            967,737
          900    4.600%, 5/01/20                                                      5/11 at 100.00         Aaa            917,757
          500    4.700%, 5/01/21                                                      5/11 at 100.00         Aaa            510,900

        1,445   New Haven, Connecticut, General Obligation Bonds,                    11/11 at 101.00         AAA          1,562,811
                 Series 2002A, 5.250%, 11/01/17 -  AMBAC Insured

                Southbury, Connecticut, General Obligation Bonds, Series 2002:
          500    4.250%, 12/15/14                                                    12/11 at 101.00         Aa3            517,455
          500    4.375%, 12/15/15                                                    12/11 at 101.00         Aa3            517,825
          500    4.375%, 12/15/16                                                    12/11 at 101.00         Aa3            513,990
          500    4.500%, 12/15/17                                                    12/11 at 101.00         Aa3            515,130
          500    4.625%, 12/15/18                                                    12/11 at 101.00         Aa3            516,260
          500    4.625%, 12/15/19                                                    12/11 at 101.00         Aa3            513,850
          500    4.875%, 12/15/20                                                    12/11 at 101.00         Aa3            520,570
          500    4.875%, 12/15/21                                                    12/11 at 101.00         Aa3            517,815
          500    5.000%, 12/15/22                                                    12/11 at 101.00         Aa3            522,710

                Stratford, Connecticut, General Obligation Bonds, Series 2002:
        1,375    4.000%, 2/15/19 - FSA Insured                                        2/12 at 100.00         AAA          1,352,230
          630    4.125%, 2/15/20 - FSA Insured                                        2/12 at 100.00         AAA            620,172


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 25.0% (16.8% OF TOTAL INVESTMENTS)

                Connecticut, Special Tax Obligation Transportation Infrastructure
                Purpose Bonds, Series 2002B:
        2,810    5.000%, 12/01/20 - AMBAC Insured                                    12/12 at 100.00         AAA          2,969,664
        1,000    5.000%, 12/01/21 - AMBAC Insured                                    12/12 at 100.00         AAA          1,049,390
        1,000    5.000%, 12/01/22 - AMBAC Insured                                    12/12 at 100.00         AAA          1,042,500

          500   Connecticut, Special Tax Obligation Transportation Infrastructure     1/14 at 100.00         AAA            520,920
                 Purpose Bonds, Series 2003B, 5.000%, 1/01/23 - FGIC Insured


                                       34

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$          60   Connecticut, Special Tax Obligation Transportation Infrastructure       No Opt. Call         AA-     $       69,519
                 Purpose Bonds, Series 1992B, 6.125%, 9/01/12

        1,245   Connecticut, Special Obligation Rate Reduction Bonds,                   No Opt. Call         AAA          1,372,002
                 Series 2004A, 5.000%, 6/30/11

        3,500   Puerto Rico Infrastructure Financing Authority, Special Tax           1/08 at 101.00         AAA          3,571,295
                 Revenue Bonds, Series 1997A, 5.000%, 7/01/28 -
                 AMBAC Insured

                Puerto Rico Public Buildings Authority, Guaranteed Government
                Facilities Revenue Bonds, Series 2002G:
          890    5.250%, 7/01/17                                                      7/12 at 100.00          A-            946,568
        1,000    5.250%, 7/01/20                                                      7/12 at 100.00          A-          1,054,940
        1,045    5.250%, 7/01/21                                                      7/12 at 100.00          A-          1,096,916

        1,010   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA          1,097,577
                 Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 -
                 AMBAC Insured

          195   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00        BBB+            204,027
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29

          750   Virgin Islands Public Finance Authority, Senior Lien Revenue         10/08 at 101.00         BBB            770,813
                 Refunding Bonds, Matching Fund Loan Notes, Series 1998A,
                 5.500%, 10/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 0.7% (0.5% OF TOTAL INVESTMENTS)

          415   New Haven, Connecticut, Revenue Refunding Bonds,                        No Opt. Call         AAA            469,539
                 Air Rights Parking Facility, Series 2002,
                 5.375%, 12/01/15 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 22.9% (15.4% OF TOTAL INVESTMENTS)

        3,510   Bridgeport, Connecticut, General Obligation Bonds,                    8/11 at 100.00         AAA          3,906,911
                 Series 2001C, 5.375%, 8/15/18 (Pre-refunded to 8/15/11) -
                 FGIC Insured

          500   Connecticut, Special Tax Obligation Transportation Infrastructure     7/12 at 100.00         AAA            550,115
                 Purpose Bonds, Series 2002A, 5.375%, 7/01/18
                 (Pre-refunded to 7/01/12) - FSA Insured

          400   Connecticut, Special Tax Obligation Transportation Infrastructure    10/11 at 100.00         AAA            435,896
                 Purpose Bonds, Series 2001A, 4.800%, 10/01/18
                 (Pre-refunded to 10/01/11) - FSA Insured

        2,910   Puerto Rico, General Obligation and Public Improvement                7/08 at 101.00         AAA          3,186,188
                 Refunding Bonds, Series 1998B, 5.000%, 7/01/24
                 (Pre-refunded to 7/01/08) - MBIA Insured

        4,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          4,313,960
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

          570   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00     BBB+***            642,008
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29
                 (Pre-refunded to 2/01/12)

        1,220   University of Connecticut, General Obligation Bonds,                  4/12 at 100.00       AA***          1,372,268
                 Series 2002A, 5.375%, 4/01/17 (Pre-refunded to 4/01/12)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 8.4% (5.6% OF TOTAL INVESTMENTS)

          720   Connecticut Development Authority, Pollution Control                 10/08 at 102.00          A3            768,226
                 Revenue Refunding Bonds, Connecticut Light and Power
                 Company, Series 1993A, 5.850%, 9/01/28

                Eastern Connecticut Resource Recovery Authority, Solid Waste
                Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
        1,000    5.500%, 1/01/14 (Alternative Minimum Tax)                            1/05 at 100.00         BBB          1,021,550
          305    5.500%, 1/01/20 (Alternative Minimum Tax)                            1/05 at 100.00         BBB            311,100

        3,050   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          3,178,313
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured


                                       35


                        Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 12.5% (8.4% OF TOTAL INVESTMENTS)

$       1,185   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA     $    1,281,115
                 Series 2003A, 5.000%, 10/01/16

        2,000   Connecticut, State Revolving Fund General Revenue Bonds,                No Opt. Call         AAA          2,213,340
                 Series 2003B, 5.000%, 10/01/12

          765   Connecticut Development Authority, Water Facilities Revenue           9/06 at 102.00           A            794,162
                 Bonds, Bridgeport Hydraulic Company, Series 1996,
                 6.000%, 9/01/36 (Alternative Minimum Tax)

                South Central Connecticut Regional Water Authority,
                Water System Revenue Bonds, Eighteenth Series 2003A:
        2,050    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA          2,176,444
        1,140    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA          1,162,823

          250   Stamford, Connecticut, Water Pollution Control System and            11/13 at 100.00         AA+            253,343
                 Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32
------------------------------------------------------------------------------------------------------------------------------------
$      87,905   Total Long-Term Investments (cost $90,820,389) - 146.9%                                                  92,510,061
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 2.1% (1.4% OF TOTAL INVESTMENTS)

        1,300   Puerto Rico Government Development Bank, Adjustable                                          A-1          1,300,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.580%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       1,300   Total Short-Term Investments (cost $1,300,000)                                                            1,300,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $92,120,389) - 149.0%                                                            93,810,061
------------------------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      1,138,148
------------------------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.8)%                                                        (32,000,000)
------------------------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   62,948,209
====================================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT NOVEMBER 30, 2004:
                                                                                                                SWAP     UNREALIZED
                                                                               NOTIONAL   EFFECTIVE      TERMINATION   APPRECIATION
                                                                                 AMOUNT        DATE(2)          DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with JPMorgan dated July 1, 2004, to pay semi-annually the notional amount multiplied by 5.805% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States Dollar-London
Inter-Bank Offered Rates).                                                   $  900,000     2/02/05          2/02/25      $ (52,413)

Agreement with Morgan Stanley dated July 15, 2004, to pay semi-annually the notional amount multiplied by 5.717% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                                      1,400,000     1/14/05          1/14/35        (64,429)

Agreement with JPMorgan dated July 28, 2004, to pay quarterly the notional amount multiplied by 4.495% (annualized) and receive quarterly the notional amount multiplied by the one-week BMA (Bond Market Association) Municipal Swap
Index for the quarter.                                                        5,200,000    12/13/04         12/13/24       (175,834)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(292,676)
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Massachusetts Premium Income Municipal Fund (NMT)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.1% (1.4% OF TOTAL INVESTMENTS)

$       1,500   Boston Industrial Development Financing Authority,                    9/12 at 102.00        Baa3     $    1,474,350
                 Massachusetts, Senior Revenue Bonds, Crosstown Center
                 Project, Series 2002, 6.500%, 9/01/35 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 33.0% (22.6% OF TOTAL INVESTMENTS)

          280   Massachusetts Education Loan Authority, Student Loan                  1/05 at 101.50         AAA            284,626
                 Revenue Bonds, Issue E, Series 1995, 6.150%, 7/01/10
                 (Alternative Minimum Tax) - AMBAC Insured

        1,680   Massachusetts Educational Finance Authority, Educational              1/12 at 100.00         AAA          1,750,594
                 Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13
                 (Alternative Minimum Tax) - AMBAC Insured

        1,090   Massachusetts Development Finance Authority, Revenue                    No Opt. Call          A3          1,177,396
                 Refunding Bonds, Boston University, Series 1999P,
                 6.000%, 5/15/29

        1,000   Massachusetts Development Finance Authority, Revenue                  7/13 at 101.00         BBB          1,032,140
                 Bonds, Massachusetts College of Pharmacy and Allied
                 Health Sciences, Series 2003C, 5.750%, 7/01/33

          890   Massachusetts Development Finance Authority, Revenue                  3/09 at 101.00           A            938,897
                 Bonds, Curry College, Series 2000A, 6.000%, 3/01/20 -
                 ACA Insured

          750   Massachusetts Development Finance Authority, Revenue                  9/13 at 100.00         AA-            801,450
                 Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19

          500   Massachusetts Development Finance Authority, Revenue                  9/11 at 101.00           A            528,000
                 Bonds, Belmont Hills School, Series 2001, 5.375%, 9/01/23

        2,000   Massachusetts Health and Educational Facilities Authority,            6/13 at 100.00         AA-          2,148,120
                 Revenue Bonds, Boston College, Series 2003N,
                 5.250%, 6/01/18

        1,500   Massachusetts Health and Educational Facilities Authority,           10/11 at 100.00         AAA          1,561,275
                 Revenue Bonds, University of Massachusetts - Worcester
                 Campus, Series 2001B, 5.250%, 10/01/31 - FGIC Insured

          555   Massachusetts Health and Educational Facilities Authority,            7/13 at 100.00         AA+            582,828
                 Revenue Bonds, Williams College, Series 2003H,
                 5.000%, 7/01/21

          500   Massachusetts Health and Educational Facilities Authority,            7/13 at 100.00         AA+            512,075
                 Revenue Bonds, Wellesley College, Series 2003H,
                 5.000%, 7/01/26

        1,000   Massachusetts Health and Educational Facilities Authority,              No Opt. Call         AAA          1,126,770
                 Revenue Bonds, Massachusetts Institute of Technology,
                 Series 2004M, 5.250%, 7/01/15

        1,645   Massachusetts Industrial Finance Agency, Revenue Bonds,               1/05 at 101.00         Aa1          1,664,115
                 Whitehead Institute for Biomedical Research, Series 1993,
                 5.125%, 7/01/26

        2,300   Massachusetts Industrial Finance Agency, Revenue Bonds,               9/08 at 101.00           A          2,331,119
                 Belmont Hill School, Series 1998, 5.250%, 9/01/28

        4,000   New England Education Loan Marketing Corporation,                       No Opt. Call          A3          4,264,120
                 Massachusetts, Student Loan Revenue Bonds, Subordinate
                 Series 1992H, 6.900%, 11/01/09 (Alternative Minimum Tax)

        1,200   University of Massachusetts Building Authority, Senior Lien          11/13 at 100.00         AAA          1,301,712
                 Project Revenue Bonds, Series 2003-1, 5.250%, 11/01/18 -
                 AMBAC Insured

        1,000   University of Massachusetts Building Authority, Senior Lien          11/14 at 100.00         AAA          1,067,280
                 Project Revenue Bonds, Series 2004-1, 5.250%, 11/01/24 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 16.0% (11.0% OF TOTAL INVESTMENTS)

        3,000   Massachusetts Health and Educational Facilities Authority,            1/05 at 102.00         AAA          3,065,670
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 1993G-1, 5.375%, 7/01/24 - MBIA Insured

        1,000   Massachusetts Health and Educational Facilities Authority,            1/05 at 101.00         AAA          1,012,420
                 Revenue Bonds, Lahey Clinic Medical Center, Series 1993B,
                 5.625%, 7/01/15 - MBIA Insured

          600   Massachusetts Health and Educational Facilities Authority,            5/12 at 100.00         AAA            644,214
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 2002H, 5.375%, 5/15/19 - FGIC Insured


                                       37


                        Nuveen Massachusetts Premium Income Municipal Fund (NMT) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       2,500   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00         AA-     $    2,699,400
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 5.750%, 7/01/32

          375   Massachusetts Health and Educational Facilities Authority,            7/11 at 100.00         BBB            397,388
                 Revenue Bonds, UMass Memorial Health Care,
                 Series 2001C, 6.625%, 7/01/32

        1,000   Massachusetts Health and Educational Facilities Authority,           11/11 at 101.00          AA          1,020,020
                 Revenue Bonds, Cape Cod Health Care Inc., Series 2001C,
                 5.250%, 11/15/31 - RAAI Insured

        1,250   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00        BBB+          1,300,113
                 Revenue Bonds, Berkshire Health System, Series 2001E,
                 6.250%, 10/01/31

        1,000   Massachusetts Health and Educational Facilities Authority,            7/12 at 101.00         BBB          1,056,680
                 Revenue Bonds, Caritas Christi Obligated Group, Series 2002B,
                 6.250%, 7/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 16.2% (11.1% OF TOTAL INVESTMENTS)

        2,500   Massachusetts Development Finance Authority, GNMA                    10/11 at 105.00         AAA          2,801,000
                 Collateralized Revenue Bonds, VOA Concord Assisted
                 Living Inc., Series 2000A, 6.900%, 10/20/41

        1,940   Massachusetts Development Financing Authority, Assisted              12/09 at 102.00         N/R          1,857,492
                 Living Revenue Bonds, Prospect House Apartments,
                 Series 1999, 7.000%, 12/01/31

        1,500   Massachusetts Development Finance Authority, GNMA                     3/12 at 105.00         AAA          1,626,135
                 Collateralized Assisted Living Facility Revenue Bonds,
                 Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42
                 (Alternative Minimum Tax)

           65   Massachusetts Housing Finance Agency, Housing Project                 4/05 at 100.00          A+             65,347
                 Revenue Refunding Bonds, Series 1993A, 6.300%, 10/01/13

        1,425   Massachusetts Housing Finance Agency, Rental Housing                  7/10 at 101.00         AAA          1,511,184
                 Mortgage Revenue Bonds, Series 1999D, 5.500%, 7/01/13
                 (Alternative Minimum Tax) - AMBAC Insured

        1,835   Massachusetts Housing Finance Agency, FHA-Insured Rental              1/05 at 102.00         AAA          1,873,884
                 Housing Mortgage Revenue Bonds, Series 1995A,
                 7.350%, 1/01/35 (Alternative Minimum Tax) (Pre-refunded
                 to 1/01/05) - AMBAC Insured

          500   Massachusetts Housing Finance Agency, Housing Revenue                 6/13 at 100.00         AA-            503,195
                 Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative
                 Minimum Tax)

        1,000   Somerville Housing Authority, Massachusetts, GNMA                     5/12 at 103.00         AAA          1,053,490
                 Collateralized Mortgage Revenue Bonds, Clarendon Hill
                 Towers, Series 2002, 5.200%, 11/20/22


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.6% (0.4% OF TOTAL INVESTMENTS)

          400   Massachusetts Development Finance Agency, Solid Waste                   No Opt. Call         BBB            421,588
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2003, 5.450%, 6/01/14


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 5.8% (4.0% OF TOTAL INVESTMENTS)

        1,270   Boston, Massachusetts, FHA-Insured Mortgage Revenue                  10/08 at 105.00         AAA          1,379,499
                 Bonds, Deutsches Altenheim Inc., Series 1998A,
                 6.125%, 10/01/31

        2,000   Massachusetts Industrial Finance Agency, Healthcare                   5/07 at 102.00        A-1+          2,027,920
                 Facilities Revenue Bonds, Jewish Geriatric Services Inc.
                 Obligated Group, Series 1997B, 5.500%, 5/15/27

          645   Massachusetts Industrial Finance Agency, FHA-Insured                  2/06 at 102.00         AAA            675,328
                 Project Revenue Bonds, Heights Crossing LP, Series 1995,
                 6.000%, 2/01/15 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 26.5% (18.1% OF TOTAL INVESTMENTS)

          500   Ashland, Massachusetts, General Obligation Bonds,                     5/15 at 100.00         Aaa            537,260
                 Series 2004, 5.250%, 5/15/23 - AMBAC Insured

        1,180   Boston, Massachusetts, General Obligation Bonds,                      8/11 at 100.00          AA          1,266,270
                 Series 2001B, 5.000%, 8/01/15

          645   East Longmeadow, Massachusetts, General Obligation Bonds,             8/11 at 101.00         Aaa            701,812
                 Series 2001, 5.000%, 8/01/14 - AMBAC Insured

        1,000   Fall River, Massachusetts, General Obligation Bonds,                  2/13 at 101.00         AAA          1,058,350
                 Series 2003, 5.000%, 2/01/21 - FSA Insured

        2,500   Massachusetts Bay Transportation Authority, General                     No Opt. Call         AAA          3,163,000
                 Obligation Transportation System Bonds, Series 1991A,
                 7.000%, 3/01/21

        3,275   Massachusetts, General Obligation Bonds, Consolidated Loan,             No Opt. Call         AAA          3,831,324
                 Series 2001D, 6.000%, 11/01/13 - MBIA Insured


                                       38

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       1,865   Massachusetts, General Obligation Bonds, Consolidated                 1/13 at 100.00         Aa2     $    2,033,727
                 Loan, Series 2003A, 5.000%, 1/01/22 (Pre-refunded to
                 1/01/13)

          980   Monson, Massachusetts, General Obligation Bonds,                      5/12 at 101.00         Aaa          1,045,052
                 Series 2002, 5.250%, 5/15/22 - AMBAC Insured

        1,000   Narragansett Regional School District, Massachusetts,                 6/10 at 101.00         Aaa          1,165,710
                 General Obligation Bonds, Series 2000, 6.500%, 6/01/16 -
                 AMBAC Insured

        1,260   Norwell, Massachusetts, General Obligation Bonds,                       No Opt. Call         AAA          1,378,654
                 Series 2003, 5.000%, 11/15/20 - FGIC Insured

                Springfield, Massachusetts, General Obligation Bonds,
                Series 2003:
          530    5.250%, 1/15/15 - MBIA Insured                                       1/13 at 100.00         AAA            583,069
        1,615    5.250%, 1/15/23 - MBIA Insured                                       1/13 at 100.00         AAA          1,723,189


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 12.8% (8.7% OF TOTAL INVESTMENTS)

          210   Martha's Vineyard Land Bank, Massachusetts, Revenue                   5/14 at 100.00         AAA            216,275
                 Bonds, Series 2004, 5.000%, 5/01/26 - AMBAC Insured

          385   Massachusetts Bay Transportation Authority, Senior Lien                 No Opt. Call         AAA            428,286
                 Sales Tax Revenue Bonds, Series 2004C, 5.250%, 7/01/21

        1,000   Massachusetts College Building Authority, Project Revenue               No Opt. Call         AAA          1,113,410
                 Refunding Bonds, Series 2003B, 5.375%, 5/01/23 -
                 XLCA Insured

          550   Massachusetts College Building Authority, Project Revenue             5/14 at 100.00         AAA            585,019
                 Bonds, Series 2004A, 5.000%, 5/01/19 - MBIA Insured

        1,500   Massachusetts, Special Obligation Dedicated Tax Revenue               1/14 at 100.00         AAA          1,588,245
                  Bonds, Series 2004, 5.250%, 1/01/25 - FGIC Insured

        3,000   Massachusetts, Special Obligation Refunding Notes,                      No Opt. Call         Aaa          3,260,790
                 Federal Highway Grant Anticipation Note Program,
                 Series 2003A, 5.000%, 12/15/13 - FSA Insured

        1,500   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA          1,733,250
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 8.8% (6.0% OF TOTAL INVESTMENTS)

        2,000   Massachusetts Port Authority, Revenue Bonds, Series 2003A,            7/13 at 100.00         AAA          2,021,480
                 5.000%, 7/01/33 - MBIA Insured

        4,000   Massachusetts Port Authority, Special Facilities Revenue              9/06 at 102.00         AAA          4,122,240
                 Bonds, US Airways Group Inc., Series 1996A,
                 5.750%, 9/01/16 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 13.3% (9.1% OF TOTAL INVESTMENTS)

        1,250   Massachusetts, General Obligation Bonds, Consolidated                 2/10 at 101.00         AAA          1,423,388
                 Loan, Series 2000A, 6.000%, 2/01/14 (Pre-refunded
                 to 2/01/10)

        1,250   Massachusetts, General Obligation Bonds, Consolidated                 8/14 at 100.00      Aa2***          1,366,975
                 Loan, Series 2004B, 5.000%, 8/01/24 (Pre-refunded
                 to 8/01/14)

        2,500   Massachusetts Health and Educational Facilities Authority,            8/10 at 100.00         AAA          2,674,625
                 FHA-Insured Revenue Bonds, Malden Hospital,
                 Series 1982A, 5.000%, 8/01/16 (Pre-refunded to 8/01/10)

        2,000   Massachusetts Health and Educational Facilities Authority,            7/06 at 100.00         Aaa          2,060,160
                 Revenue Bonds, Daughters of Charity National Health
                 System - Carney Hospital, Series 1994D, 6.100%, 7/01/14
                 (Pre-refunded to 7/01/06)

          410   Massachusetts Health and Educational Facilities Authority,            7/21 at 100.00         AAA            442,505
                 Revenue Bonds, CareGroup Inc., Series 1998A,
                 5.000%, 7/01/25 (Pre-refunded to 7/01/21) - MBIA Insured

          905   Massachusetts Port Authority, Revenue Bonds,                          1/05 at 100.00         AAA          1,308,250
                 Series 1982, 13.000%, 7/01/13


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 3.0% (2.0% OF TOTAL INVESTMENTS)

        1,000   Massachusetts Development Finance Agency, Resource                    1/12 at 101.00         AAA          1,098,160
                 Recovery Revenue Bonds, SEMASS System,  Series 2001A,
                 5.625%, 1/01/16 - MBIA Insured

        1,000   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00         BBB            992,890
                 Revenue Refunding Bonds, Ogden Haverhill Project,
                 Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)


                                       39


                        Nuveen Massachusetts Premium Income Municipal Fund (NMT) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.4% (5.1% OF TOTAL INVESTMENTS)

$       2,000   Boston Water and Sewerage Commission, Massachusetts,                 11/14 at 100.00          AA     $    2,068,700
                 General Revenue Bonds, Senior Series 2004A,
                 5.000%, 11/01/25

        1,500   Massachusetts Water Pollution Abatement Trust, Pooled                 8/13 at 100.00         AAA          1,561,455
                 Loan Program Bonds, Series 9, 5.000%, 8/01/22

        1,500   Massachusetts Water Pollution Abatement Trust, Pooled                 8/14 at 100.00         AAA          1,539,820
                 Loan Program Bonds, Series 10, 5.000%, 8/01/26
------------------------------------------------------------------------------------------------------------------------------------
$      95,005   Total Long-Term Investments (cost $97,428,751) - 145.5%                                                 101,632,174
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.7% (0.5% OF TOTAL INVESTMENTS)

          500   Massachusetts Development Finance Authority, Revenue                                        A-1+            500,000
                 Bonds, Boston University, Variable Rate Demand Obligations,
                 Series 2002R-4, 1.650%, 10/01/42 - XLCA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         500   Total Short-Term Investments (cost $500,000)                                                                500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $97,928,751) - 146.2%                                                           102,132,174
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                      1,723,679
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.7)%                                                        (34,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   69,855,853
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 1.6% (1.1% OF TOTAL INVESTMENTS)

$         500   Boston Industrial Development Financing Authority,                    9/12 at 102.00        Baa3     $      491,450
                 Massachusetts, Senior Revenue Bonds, Crosstown Center
                 Project, Series 2002, 6.500%, 9/01/35 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 29.7% (20.5% OF TOTAL INVESTMENTS)

        1,200   Massachusetts Educational Finance Authority, Educational              7/10 at 100.00         AAA          1,222,512
                 Loan Revenue Bonds, Series 2001E, 5.300%, 1/01/16
                 (Alternative Minimum Tax) - AMBAC Insured

        1,000   Massachusetts Development Finance Authority, Revenue                  5/29 at 105.00          A3          1,127,290
                 Refunding Bonds, Boston University, Series 1999P,
                 6.000%, 5/15/59

          500   Massachusetts Development Finance Authority, Revenue                  9/13 at 100.00         AA-            534,300
                 Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19

        1,000   Massachusetts Health and Educational Facilities Authority,            6/13 at 100.00         AA-          1,074,060
                 Revenue Bonds, Boston College, Series 2003N,
                 5.250%, 6/01/18

        2,000   Massachusetts Health and Educational Facilities Authority,            2/11 at 100.00         AA-          2,138,740
                 Revenue Bonds, Tufts University, Series 2001I,
                 5.500%, 2/15/36

          500   Massachusetts Health and Educational Facilities Authority,              No Opt. Call         AAA            563,385
                 Revenue Bonds, Massachusetts Institute of Technology,
                 Series 2004M, 5.250%, 7/01/15

        1,250   University of Massachusetts Building Authority, Senior Lien          11/10 at 100.00         AAA          1,354,125
                 Project Revenue Bonds, Series 2000-2, 5.250%, 11/01/20 -
                 AMBAC Insured

          600   University of Massachusetts Building Authority, Senior               11/13 at 100.00         AAA            650,856
                 Lien Project Revenue Bonds, Series 2003-1,
                 5.250%, 11/01/18 - AMBAC Insured

          250   University of Massachusetts Building Authority, Senior               11/14 at 100.00         AAA            266,820
                 Lien Project Revenue Bonds, Series 2004-1,
                 5.250%, 11/01/24 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 13.5% (9.3% OF TOTAL INVESTMENTS)

        1,000   Massachusetts Health and Educational Facilities Authority,            7/09 at 101.00         AA-          1,040,080
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 1999B, 5.125%, 7/01/19

        1,000   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00         AA-          1,079,760
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 5.750%, 7/01/32

          500   Massachusetts Health and Educational Facilities Authority,            7/11 at 100.00         BBB            529,850
                 Revenue Bonds, UMass Memorial Health Care, Series 2001C,
                 6.625%, 7/01/32

          375   Massachusetts Health and Educational Facilities Authority,            1/12 at 101.00          A-            394,838
                 Revenue Bonds, Covenant Health Systems Obligated Group,
                 Series 2002, 6.000%, 7/01/31

          500   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00        BBB+            520,045
                 Revenue Bonds, Berkshire Health System, Series 2001E,
                 6.250%, 10/01/31

          500   Massachusetts Health and Educational Facilities Authority,            7/14 at 100.00          BB            489,420
                 Revenue Bonds, Northern Berkshire Community Services
                 Inc., Series 2004B, 6.375%, 7/01/34


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 13.1% (9.0% OF TOTAL INVESTMENTS)

        1,000   Massachusetts Development Finance Authority, GNMA                     3/12 at 105.00         AAA          1,084,090
                 Collateralized Assisted Living Facility Revenue Bonds,
                 Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42
                 (Alternative Minimum Tax)

        1,250   Massachusetts Housing Finance Agency, Rental Housing                  1/11 at 100.00         AAA          1,292,325
                 Mortgage Revenue Bonds, Series 2001A, 5.850%, 7/01/35
                 (Alternative Minimum Tax) - AMBAC Insured

          500   Massachusetts Housing Finance Agency, Housing Revenue                 6/13 at 100.00         AA-            503,195
                 Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative
                 Minimum Tax)

        1,000   Somerville Housing Authority, Massachusetts, GNMA                     5/12 at 103.00         AAA          1,053,490
                 Collateralized Mortgage Revenue Bonds, Clarendon Hill
                 Towers, Series 2002, 5.200%, 11/20/22


                                       41


                        Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.9% (2.0% OF TOTAL INVESTMENTS)

$         840   Massachusetts Housing Finance Agency, Single Family                   6/10 at 100.00         AAA     $      869,266
                 Housing Revenue Bonds, Series 82, 5.375%, 12/01/20
                 (Alternative Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.7% (0.5% OF TOTAL INVESTMENTS)

          200   Massachusetts Development Finance Agency, Solid Waste                   No Opt. Call         BBB            210,794
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2003, 5.450%, 6/01/14


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.3% (1.6% OF TOTAL INVESTMENTS)

          655   Massachusetts Development Finance Authority, First                    7/11 at 102.00        BBB-            684,370
                 Mortgage Revenue Bonds, Berkshire Retirement Community -
                 Edgecombe Project, Series 2001A, 6.750%, 7/01/21


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 33.5% (23.1% OF TOTAL INVESTMENTS)

          310   Ashland, Massachusetts, General Obligation Bonds,                     5/15 at 100.00         Aaa            333,101
                 Series 2004, 5.250%, 5/15/23 - AMBAC Insured

        1,000   Boston, Massachusetts, General Obligation Bonds,                      2/11 at 100.00          AA          1,052,240
                 Series 2001A, 5.000%, 2/01/20

        2,000   Brookline, Massachusetts, General Obligation Bonds,                   4/10 at 101.00         Aaa          2,208,620
                 Series 2000, 5.375%, 4/01/17

          500   East Longmeadow, Massachusetts, General Obligation                    8/11 at 101.00         Aaa            544,040
                 Bonds, Series 2001, 5.000%, 8/01/14 - AMBAC Insured

          440   Fall River, Massachusetts, General Obligation Bonds,                  2/13 at 101.00         AAA            465,674
                 Series 2003, 5.000%, 2/01/21 - FSA Insured

        1,675   Lawrence, Massachusetts, General Obligation Bonds,                    2/11 at 100.00         Aaa          1,758,482
                 Series 2001, 5.000%, 2/01/21 - AMBAC Insured

        1,095   Lynn, Massachusetts, General Obligation Bonds,                        8/11 at 101.00         Aaa          1,227,166
                 Series 2001, 5.375%, 8/15/12 - FGIC Insured

          750   Massachusetts, General Obligation Bonds, Consolidated                   No Opt. Call         Aa2            849,315
                 Loan, Series 2002D, 5.500%, 8/01/19

          500   Norwell, Massachusetts, General Obligation Bonds,                       No Opt. Call         AAA            547,085
                 Series 2003, 5.000%, 11/15/20 - FGIC Insured

                Springfield, Massachusetts, General Obligation Bonds,
                Series 2003:
          500    5.250%, 1/15/15 - MBIA Insured                                       1/13 at 100.00         AAA            550,065
          500    5.250%, 1/15/23 - MBIA Insured                                       1/13 at 100.00         AAA            533,495


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 19.9% (13.7% OF TOTAL INVESTMENTS)

          395   Martha's Vineyard Land Bank, Massachusetts, Revenue                   5/14 at 100.00         AAA            406,803
                 Bonds, Series 2004, 5.000%, 5/01/26 - AMBAC Insured

        1,000   Massachusetts Bay Transportation Authority, Assessment                7/10 at 100.00         AAA          1,036,840
                 Bonds, Series 2000A, 5.250%, 7/01/30

          385   Massachusetts Bay Transportation Authority, Senior Lien                 No Opt. Call         AAA            428,286
                 Sales Tax Revenue Bonds, Series 2004C, 5.250%, 7/01/21

          230   Massachusetts College Building Authority, Project Revenue             5/14 at 100.00         AAA            244,644
                 Bonds, Series 2004A, 5.000%, 5/01/19 - MBIA Insured

          750   Massachusetts, Special Obligation Dedicated Tax Revenue               1/14 at 100.00         AAA            794,123
                 Bonds, Series 2004, 5.250%, 1/01/25 - FGIC Insured

        1,250   Massachusetts, Special Obligation Refunding Notes,                      No Opt. Call         Aaa          1,358,663
                 Federal Highway Grant Anticipation Note Program,
                 Series 2003A, 5.000%, 12/15/13 - FSA Insured

        1,000   Puerto Rico Municipal Finance Agency, Series 1999A,                   8/09 at 101.00         AAA          1,131,680
                 6.000%, 8/01/16 - FSA Insured

          500   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB            572,700
                 Loan Notes, Series 1999A, 6.375%, 10/01/19


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 3.5% (2.4% OF TOTAL INVESTMENTS)

        1,000   Massachusetts Port Authority, Special Facilities Revenue              7/07 at 102.00         AAA          1,065,880
                 Bonds, BOSFUEL Corporation, Series 1997, 5.500%, 7/01/18
                 (Alternative Minimum Tax) - MBIA Insured


                                       42

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 10.5% (7.3% OF TOTAL INVESTMENTS)

$       1,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA     $    1,143,530
                 Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
                 (Pre-refunded to 7/01/10)

          500   Massachusetts, General Obligation Bonds, Consolidated                 8/14 at 100.00      Aa2***            546,790
                 Loan, Series 2004B, 5.000%, 8/01/24 (Pre-refunded
                 to 8/01/14)

          345   Massachusetts Water Pollution Abatement Trust, Revenue                8/09 at 101.00         AAA            391,220
                 Bonds, MWRA Loan Program, Subordinate  Series 1999A,
                 5.750%, 8/01/29 (Pre-refunded to 8/01/09)

        1,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,078,490
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.6% (3.9% OF TOTAL INVESTMENTS)

        1,070   Massachusetts Development Finance Agency, Resource                    1/12 at 101.00         AAA          1,191,060
                 Recovery Revenue Bonds, SEMASS System, Series 2001A,
                 5.625%, 1/01/14 - MBIA Insured

          500   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00         BBB            496,445
                 Revenue Refunding Bonds, Ogden Haverhill Project,
                 Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.1% (5.6% OF TOTAL INVESTMENTS)

          530   Boston Water and Sewerage Commission, Massachusetts,                 11/14 at 100.00          AA            548,206
                 General Revenue Bonds, Senior Series 2004A,
                 5.000%, 11/01/25

        1,405   Massachusetts Water Pollution Abatement Trust, Revenue                8/09 at 101.00         AAA          1,546,090
                 Bonds, MWRA Loan Program, Subordinate  Series 1999A,
                 5.750%, 8/01/29

          300   Massachusetts Water Resources Authority, General Revenue              8/10 at 101.00         AAA            329,862
                 Bonds, Series 2000A, 5.750%, 8/01/30 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$      40,550   Total Long-Term Investments (cost $41,654,187) - 144.9%                                                  43,555,656
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 5.0%                                                                      1,493,792
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.9)%                                                        (15,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   30,049,448
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.

                        Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 26.1% (17.2% OF TOTAL INVESTMENTS)

$         500   Massachusetts Development Finance Authority, Revenue                  7/13 at 101.00         BBB     $      552,975
                 Bonds, Massachusetts College of Pharmacy and Allied
                 Health Sciences, Series 2003C, 6.375%, 7/01/23

        2,250   Massachusetts Development Finance Authority, Revenue                  9/13 at 100.00          A1          2,259,338
                 Bonds, Middlesex School, Series 2003, 5.000%, 9/01/33

        3,000   Massachusetts Health and Educational Facilities Authority,            6/13 at 100.00         AA-          3,042,300
                 Revenue Bonds, Boston College, Series 2003N,
                 5.125%, 6/01/37

        2,000   Massachusetts Health and Educational Facilities Authority,           11/12 at 100.00         AAA          2,029,580
                 Revenue Bonds, Worcester State College, Series 2002,
                 5.000%, 11/01/32 - AMBAC Insured

        2,140   University of Massachusetts Building Authority, Senior Lien          11/14 at 100.00         AAA          2,334,034
                 Project Revenue Bonds, Series 2004-1, 5.375%, 11/01/21 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 9.1% (6.0% OF TOTAL INVESTMENTS)

        2,500   Massachusetts Health and Educational Facilities Authority,            5/12 at 100.00         AAA          2,555,350
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 2002H, 5.000%, 5/15/25 - FGIC Insured

        1,000   Massachusetts Health and Educational Facilities Authority,            7/08 at 102.00         AAA          1,017,000
                 Revenue Bonds, CareGroup Inc., Series 1998A,
                 5.000%, 7/01/25 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 13.3% (8.8% OF TOTAL INVESTMENTS)

        1,750   Massachusetts Development Finance Authority, GNMA                    12/12 at 105.00         AAA          1,896,650
                 Collateralized Revenue Bonds, Neville Communities,
                 Series 2002A, 6.000%, 6/20/44

           55   Massachusetts Housing Finance Agency, Housing Project                 4/05 at 100.00         AAA             55,320
                 Revenue Refunding Bonds, Series 1993A, 6.150%, 10/01/15 -
                 AMBAC Insured

        1,265   Massachusetts Housing Finance Agency, Rental Housing                  7/12 at 100.00         AAA          1,276,613
                 Mortgage Revenue Bonds, Series 2002H, 5.200%, 7/01/42 -
                 FSA Insured

        2,000   Massachusetts Housing Finance Agency, Housing Bonds,                 12/12 at 100.00         AA-          2,001,940
                 Series 2003H, 5.125%, 6/01/43

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 31.9% (21.1% OF TOTAL INVESTMENTS)

        1,280   Littleton, Massachusetts, General Obligation Bonds,                   1/13 at 101.00         AAA          1,356,672
                 Series 2003, 5.000%, 1/15/21 - FGIC Insured

        3,000   Massachusetts, General Obligation Bonds, Consolidated                   No Opt. Call         AAA          3,327,000
                 Loan, Series 2004B, 5.250%, 8/01/21 - FSA Insured (PLG)

        1,025   Maynard, Massachusetts, General Obligation Bonds,                     2/13 at 101.00         Aaa          1,136,407
                 Series 2003, 5.500%, 2/01/19 - MBIA Insured

        1,705   North Attleborough, Massachusetts, General Obligation                 7/14 at 101.00         Aaa          1,878,262
                 Bonds, Series 2004, 5.000%, 7/15/15 - FGIC Insured

        1,500   Pittsfield, Massachusetts, General Obligation Bonds,                  4/12 at 101.00         AAA          1,596,720
                 Series 2002, 5.000%, 4/15/18 - MBIA Insured

        3,000   Springfield, Massachusetts, General Obligation Bonds,                 1/13 at 100.00         AAA          3,213,720
                 Series 2003, 5.250%, 1/15/22 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 33.5% (22.2% OF TOTAL INVESTMENTS)

        3,000   Martha's Vineyard Land Bank, Massachusetts, Revenue                   5/13 at 100.00         AAA          3,035,220
                 Bonds, Series 2002, 5.000%, 5/01/32 - AMBAC Insured

        3,000   Massachusetts Bay Transportation Authority, Senior Sales              7/12 at 100.00         AAA          3,051,210
                 Tax Revenue Refunding Bonds, Series 2002A,
                 5.000%, 7/01/27 - FGIC Insured

        2,790   Massachusetts College Building Authority, Project Revenue             5/13 at 100.00         AAA          2,954,247
                 Refunding Bonds, Series 2003A, 5.250%, 5/01/22 -
                 XLCA Insured

                Massachusetts Development Finance Authority, Revenue Bonds, 100
                Cambridge Street Redevelopment, M/SRBC Project, Series 2002A:
        1,475    5.125%, 8/01/28 - MBIA Insured                                       2/12 at 100.00         AAA          1,505,208
        1,500    5.125%, 2/01/34 - MBIA Insured                                       2/12 at 100.00         AAA          1,523,535


                                       44

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   Massachusetts, Special Obligation Dedicated Tax Revenue               1/14 at 100.00         AAA     $    1,075,080
                 Bonds, Series 2004, 5.250%, 1/01/21 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 2.6% (1.7% OF TOTAL INVESTMENTS)

        1,000   Massachusetts Port Authority, Revenue Bonds, Series 2003A,            7/13 at 100.00         AAA          1,010,740
                 5.000%, 7/01/33 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 17.8% (11.7% OF TOTAL INVESTMENTS)

        3,000   Massachusetts, General Obligation Bonds, Consolidated                11/11 at 100.00         AAA          3,277,230
                 Loan, Series 2001D, 5.000%, 11/01/20 (Pre-refunded to
                 11/01/11) - MBIA Insured

        2,145   Massachusetts, General Obligation Bonds, Consolidated                 1/13 at 100.00         AAA          2,376,252
                 Loan, Series 2003A, 5.250%, 1/01/18 (Pre-refunded to
                 1/01/13) - AMBAC Insured

          905   Massachusetts Port Authority, Revenue Bonds,                          1/05 at 100.00         AAA          1,308,250
                 Series 1982, 13.000%, 7/01/13


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.3% (3.5% OF TOTAL INVESTMENTS)

        1,500   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          1,563,105
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

          500   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA            522,865
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.8% (7.8% OF TOTAL INVESTMENTS)

        1,900   Lynn Water and Sewer Commission, Massachusetts,                      12/13 at 100.00         AAA          1,922,800
                 General Revenue Bonds, Series 2003A, 5.000%, 12/01/32 -
                 MBIA Insured

        1,000   Massachusetts Water Resources Authority, General Revenue              8/13 at 100.00         AAA          1,034,410
                 Bonds, Series 2004D, 5.000%, 8/01/24 - MBIA Insured

        1,000   Massachusetts Water Resources Authority, General Revenue                No Opt. Call         AAA          1,116,980
                 Bonds, Series 2002J, 5.250%, 8/01/19 - FSA Insured

          495   Springfield Water and Sewerage Commission, Massachusetts,             7/14 at 100.00         AAA            534,689
                 General Revenue Bonds, Series 2003A, 5.000%, 7/01/16 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      56,180   Total Long-Term Investments (cost $57,893,864) - 151.4%                                                  59,341,702
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.9%                                                                        347,350
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.3)%                                                        (20,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   39,189,052
                ====================================================================================================================

FORWARD SWAP CONTRACTS OUTSTANDING AT NOVEMBER 30, 2004:

                                                                                                                SWAP     UNREALIZED
                                                                               NOTIONAL   EFFECTIVE      TERMINATION   APPRECIATION
                                                                                 AMOUNT        DATE(2)          DATE  (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Morgan Stanely dated June 9, 2004, to pay semi-annually the notional amount multiplied by 6.009% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                                     $3,000,000    12/13/04         12/13/24      $(265,333)

Agreement with JPMorgan dated June 23, 2004, to pay semi-annually the notional amount multiplied by 5.932% (annualized) and receive quarterly the notional amount multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offered Rates).                                      2,500,000     1/14/05          1/14/25       (189,578)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(454,911)
------------------------------------------------------------------------------------------------------------------------------------

                         At least 80% of the Fund's net assets are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets may be invested in municipal securities that are
                         (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                   (PLG) Portion of security, with an aggregate marke value of
                         $332,700 has been pledged to collateralize the net payment obligations under forward swap contracts.

                                 See accompanying notes to financial statements.

                        Nuveen Missouri Premium Income Municipal Fund (NOM)
                        Portfolio of
                                INVESTMENTS November 30, 2004 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.1% (2.1% OF TOTAL INVESTMENTS)

$       1,000   Missouri Development Finance Board, Solid Waste Disposal                No Opt. Call         AA-     $    1,035,750
                 Revenue Bonds, Procter and Gamble Inc., Series 1999,
                 5.200%, 3/15/29 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 6.3% (4.2% OF TOTAL INVESTMENTS)

          625   Missouri Health and Educational Facilities Authority, Revenue         6/10 at 100.00        Baa2            663,550
                 Bonds, Maryville University of St. Louis, Series 2000,
                 6.750%, 6/15/30

          500   Missouri Health and Educational Facilities Authority, Revenue         2/08 at 101.00          A3            520,515
                 Bonds, St. Louis Priory School, Series 2000, 5.650%, 2/01/25

          365   Missouri Health and Educational Facilities Authority, Revenue         4/11 at 100.00         Aaa            403,307
                 Bonds, Webster University, Series 2001, 5.500%, 4/01/18 -
                 MBIA Insured

          500   St. Louis County Industrial Development Authority, Missouri,         12/04 at 100.00         N/R            510,750
                 Revenue Bonds, Kiel Center Multipurpose Arena, Series 1992,
                 7.875%, 12/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 31.6% (21.4% OF TOTAL INVESTMENTS)

        1,800   Johnson County, Missouri, Hospital Revenue Bonds,                     6/10 at 100.00          AA          1,973,826
                 Western Missouri Medical Center, Series 2000,
                 6.000%, 6/01/20 - RAAI Insured

          750   Joplin Industrial Development Authority, Missouri,                    2/15 at 102.00        BBB+            758,250
                 Health Facilities Revenue Bonds, Freeman Health System,
                 Series 2004, 5.500%, 2/15/29

        2,500   Missouri Health and Educational Facilities Authority, Revenue         6/11 at 101.00         AAA          2,581,300
                 Bonds, SSM Healthcare System, Series 2001A,
                 5.250%, 6/01/28 - AMBAC Insured

          500   Missouri Health and Educational Facilities Authority, Revenue         6/11 at 101.00         AAA            518,980
                 Bonds, St. Luke's Health System, Series 2001,
                 5.250%, 12/01/26 - FSA Insured

                Missouri Health and Educational Facilities Authority, Revenue
                Bonds, BJC Health System, Series 2003:
        1,500    5.125%, 5/15/25                                                      5/13 at 100.00          AA          1,545,090
        1,155    5.250%, 5/15/32                                                      5/13 at 100.00          AA          1,184,302

          500   Missouri Health and Educational Facilities Authority, Revenue         2/14 at 100.00        BBB+            514,635
                 Bonds, Lake Regional Health System, Series 2003,
                 5.700%, 2/15/34

          425   Missouri Health and Educational Facilities Authority, Revenue         2/06 at 102.00        BBB+            439,310
                 Bonds, Lake Regional Health System, Series 1996,
                 6.500%, 2/15/21

        1,000   Missouri Health and Educational Facilities Authority, Revenue        12/10 at 101.00           A          1,061,160
                 Bonds, St. Anthony's Medical Center, Series 2000,
                 6.250%, 12/01/30


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.4% (5.0% OF TOTAL INVESTMENTS)

          720   Missouri Housing Development Commission, Multifamily                 12/11 at 100.00          AA            763,214
                 Housing Revenue Bonds, Series 2001II, 5.250%, 12/01/16

          500   St. Charles County Industrial Development Authority,                  4/08 at 102.00         AAA            505,860
                 Missouri, FHA-Insured Multifamily Housing Revenue Bonds,
                 Ashwood Apartments, Series 1998A, 5.600%, 4/01/30
                 (Alternative Minimum Tax) - FSA Insured

          545   St. Louis County Industrial Development Authority,                    4/07 at 102.00         AAA            572,250
                 Missouri, GNMA Collateralized Multifamily Housing
                 Revenue Refunding Bonds, South Summit Apartments,
                 Series 1997A, 5.950%, 4/20/17

          600   St. Louis County Industrial Development Authority, Missouri,          4/07 at 102.00         AAA            624,666
                 GNMA Collateralized Multifamily Housing Revenue Refunding
                 Bonds, South Summit Apartments, Series 1997B,
                 6.000%, 10/20/15 (Alternative Minimum Tax)


                                       46

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.1% (1.4% OF TOTAL INVESTMENTS)

$         190   Missouri Housing Development Commission, Single Family                3/06 at 105.00         AAA     $      190,253
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 1995C, 7.250%, 9/01/26 (Alternative Minimum Tax)

          285   Missouri Housing Development Commission, Single Family                9/06 at 105.00         AAA            288,138
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 1996B, 7.550%, 9/01/27 (Alternative Minimum Tax)

          215   Missouri Housing Development Commission, Single Family                3/10 at 100.00         AAA            223,787
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 2000B-1, 6.250%, 3/01/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 5.5% (3.7% OF TOTAL INVESTMENTS)

        1,750   Cole County Industrial Development Authority, Missouri,               2/14 at 100.00         N/R          1,790,967
                 Revenue Bonds, Lutheran Senior Services - Heisinger Project,
                 Series 2004, 5.500%, 2/01/35

           50   Lees Summit Industrial Development Authority, Missouri,               8/09 at 101.00         N/R             53,200
                 Health Facilities Revenue Bonds, John Knox Village,
                 Series 1999, 6.000%, 8/15/17


------------------------------------------------------------------------------------------------------------------------------------
                MATERIALS - 2.3% (1.5% OF TOTAL INVESTMENTS)

          750   Sugar Creek, Missouri, Industrial Development Revenue                 6/13 at 101.00         BBB            754,268
                 Bonds, Lafarge North America Inc., Series 2003A,
                 5.650%, 6/01/37 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 32.7% (22.2% OF TOTAL INVESTMENTS)

          500   Jackson County School District R-7, Lees Summit, Missouri,            3/12 at 100.00         AAA            540,875
                 General Obligation Refunding and Improvement Bonds,
                 Series 2002, 5.250%, 3/01/18 - FSA Insured

        1,630   North Kansas City School District, Missouri, General Obligation       3/13 at 100.00         AA+          1,692,951
                 Bonds, Series 2003A, 5.000%, 3/01/23

        1,500   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call         AAA          1,733,460
                 Refunding Bonds, Series 2001A, 5.500%, 7/01/20 -
                 MBIA Insured

        2,020   Ritenour Consolidated School District, St. Louis County,                No Opt. Call         AAA          2,468,359
                 Missouri, General Obligation Bonds, Series 1995,
                 7.375%, 2/01/12 - FGIC Insured

        1,500   St. Charles County Francis Howell School District, Missouri,            No Opt. Call         AAA          1,639,905
                 General Obligation Refunding Bonds, Series 1994A,
                 7.800%, 3/01/08 - FGIC Insured

          350   St. Louis County Pattonville School District R3, Missouri,            3/14 at 100.00         AAA            379,449
                 General Obligation Refunding Bonds, Series 2004,
                 5.250%, 3/01/20 - FSA Insured

          895   St. Louis Board of Education, Missouri, General Obligation              No Opt. Call         AAA          1,016,944
                 Refunding Bonds, Series 1993A, 8.500%, 4/01/07 -
                 FGIC Insured

        1,405   St. Louis Board of Education, Missouri, General Obligation            4/13 at 100.00         AAA          1,488,864
                 Refunding Bonds, Series 2003A, 5.000%, 4/01/19 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 30.4% (20.6% OF TOTAL INVESTMENTS)

          750   Fenton, Missouri, Tax Increment Refunding and Improvement            10/12 at 100.00         N/R            769,133
                 Bonds, Gravois Bluffs Project, Series 2002, 6.125%, 10/01/21

          750   Howard Bend Levee District, St. Louis County, Missouri, Levee         3/09 at 101.00         N/R            787,958
                 District Improvement Bonds, Series 1999, 5.850%, 3/01/19

        1,000   Kansas City Land Clearance Redevelopment Authority,                  12/05 at 102.00         AAA          1,053,740
                 Missouri, Lease Revenue Bonds, Municipal Auditorium and
                 Muehlebach Hotel Redevelopment Projects, Series 1995A,
                 5.900%, 12/01/18 - FSA Insured

        2,000   Missouri Development Finance Board, Kansas City,                      4/10 at 100.00         AAA          2,217,200
                 Infrastructure Facilities Revenue Bonds, Midtown
                 Redevelopment Project, Series 2000A, 5.750%, 4/01/22 -
                 MBIA Insured

          450   Monarch-Chesterfield Levee District, St. Louis County,                3/10 at 101.00         AAA            503,186
                 Missouri, Levee District Improvement Bonds, Series 1999,
                 5.750%, 3/01/19 - MBIA Insured

        1,000   St. Louis Municipal Finance Corporation, Missouri, Leasehold          2/12 at 100.00         Aaa          1,129,960
                 Revenue Bonds, Carnahan Courthouse, Series 2002A,
                 5.750%, 2/15/16 - FGIC Insured

        2,000   Springfield Public Building Corporation, Missouri, Lease              6/10 at 100.00         AAA          2,269,280
                 Revenue Bonds, Jordan Valley Park Projects, Series 2000A,
                 6.125%, 6/01/21 - AMBAC Insured

        1,380   Springfield Center City Development Corporation, Missouri,           11/11 at 100.00         Aaa          1,432,633
                 Lease Revenue Bonds, Jordan Valley Park Parking Garage,
                 Series 2002D, 5.000%, 11/01/22 - AMBAC Insured


                                       47


                        Nuveen Missouri Premium Income Municipal Fund (NOM) (continued)
                             Portfolio of INVESTMENTS November 30, 2004 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.7% (3.2% OF TOTAL INVESTMENTS)

$         500   Kansas City, Missouri, Passenger Facility Charge Revenue              4/11 at 101.00         AAA     $      507,630
                 Bonds, Kansas City International Airport, Series 2001,
                 5.000%, 4/01/23 (Alternative Minimum Tax) - AMBAC Insured

        1,000   St. Louis Land Clearance Redevelopment Authority, Missouri,           9/09 at 102.00         N/R          1,077,980
                 Revenue Refunding and Improvement Bonds, LCRA Parking
                 Facilities, Series 1999C, 7.000%, 9/01/19


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 12.0% (8.1% OF TOTAL INVESTMENTS)

          675   Missouri Health and Educational Facilities Authority, Revenue         2/06 at 102.00     BBB+***            720,934
                 Bonds, Lake Regional Health System, Series 1996,
                 6.500%, 2/15/21 (Pre-refunded to 2/15/06)

        1,000   St. Louis County, Missouri, GNMA Collateralized Mortgage                No Opt. Call         AAA          1,134,420
                 Revenue Bonds, Series 1993D, 5.650%, 7/01/20
                 (Alternative Minimum Tax)

          900   St. Louis County Pattonville School District R3, Missouri,            3/10 at 101.00         AAA          1,023,903
                 General Obligation Bonds, Series 2000, 5.750%, 3/01/17
                 (Pre-refunded to 3/01/10) - FGIC Insured

          950   Texas County, Missouri, Hospital Revenue Bonds, Texas                 6/10 at 100.00      N/R***          1,133,778
                 County Memorial Hospital, Series 2000, 7.250%, 6/15/25
                 (Pre-refunded to 6/15/10)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.7% (3.9% OF TOTAL INVESTMENTS)

        1,800   Springfield Public Utilities Board, Missouri, Certificates           12/09 at 100.00         AAA          1,913,670
                 of Participation, Series 2001, 5.000%, 12/01/17 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.9% (2.7% OF TOTAL INVESTMENTS)

          640   Metropolitan St. Louis Sewerage District, Missouri, Revenue           5/14 at 100.00         AAA            679,211
                 Bonds, Wastewater System, Series 2004A, 5.000%, 5/01/20 -
                 MBIA Insured

          350   Missouri Environmental Improvement and Energy Resources                 No Opt. Call         Aaa            422,170
                 Authority, Water Pollution Control Revenue Bonds, State
                 Revolving Fund Program - Kansas City Project, Series 1997C,
                 6.750%, 1/01/12

          210   Missouri Environmental Improvement and Energy Resources               1/06 at 101.00         Aaa            219,760
                 Authority, Water Pollution Control Revenue Bonds, State
                 Revolving Fund Program - Multi-Participants, Series 1996D,
                 5.875%, 1/01/15
------------------------------------------------------------------------------------------------------------------------------------
$      45,880   Total Long-Term Investments (cost $46,443,534) - 147.7%                                                  49,434,681
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.1%                                                                         27,826
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.8)%                                                        (16,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   33,462,507
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                        Statement of
                           ASSETS AND LIABILITIES November 30, 2004 (Unaudited)
                                                                    CONNECTICUT      CONNECTICUT       CONNECTICUT      CONNECTICUT
                                                                        PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                         INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                          (NTC)            (NFC)             (NGK)            (NGO)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $111,248,327, $54,370,862,
   $49,910,340 and $92,120,389, respectively)                      $116,412,149      $56,601,047       $52,371,837     $ 93,810,061
Cash                                                                    239,633          814,106           130,862          191,627
Receivables:
   Interest                                                           1,723,588          716,377           649,975        1,288,208
   Investments sold                                                          --               --                --               --
Other assets                                                              2,100            4,794             5,232              775
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  118,377,470       58,136,324        53,157,906       95,290,671
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                               --               --                --               --
Forward swaps, at value                                                      --          100,970           103,131          292,676
Accrued expenses:
   Management fees                                                       62,861           16,426            15,040           25,342
   Other                                                                 34,084           13,618            11,518           23,127
Preferred share dividends payable                                         2,911            3,362             1,329            1,317
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                  99,856          134,376           131,018          342,462
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               38,300,000       19,500,000        17,500,000       32,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 79,977,614      $38,501,948       $35,526,888     $ 62,948,209
====================================================================================================================================
Common shares outstanding                                             5,332,742        2,561,096         2,308,421        4,348,855
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $      15.00      $     15.03       $     15.39     $      14.47
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $     53,327      $    25,611       $    23,084     $     43,489
Paid-in surplus                                                      74,044,124       36,300,062        32,674,964       61,361,590
Undistributed (Over-distribution of) net investment income              596,375          331,187           305,752          269,214
Accumulated net realized gain (loss) from investments                   119,966         (284,127)          164,722         (123,080)
Net unrealized appreciation (depreciation) of investments
      and forward swap transactions                                   5,163,822        2,129,215         2,358,366        1,396,996
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 79,977,614      $38,501,948       $35,526,888     $ 62,948,209
====================================================================================================================================
Authorized shares:
   Common                                                             Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                                          Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES November 30, 2004 (Unaudited) (continued)

                                                                                                           INSURED
                                                                  MASSACHUSETTS    MASSACHUSETTS     MASSACHUSETTS         MISSOURI
                                                                        PREMIUM         DIVIDEND          TAX-FREE          PREMIUM
                                                                         INCOME        ADVANTAGE         ADVANTAGE           INCOME
                                                                          (NMT)            (NMB)             (NGX)            (NOM)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $97,928,751, $41,654,187,
   $57,893,864 and $46,443,534, respectively)                      $102,132,174      $43,555,656       $59,341,702      $49,434,681
Cash                                                                    235,052          246,760                --               --
Receivables:
   Interest                                                           1,552,971          704,675           910,468          844,138
   Investments sold                                                      10,000          571,463                --           30,000
Other assets                                                              7,650            3,075             1,534              699
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  103,937,847       45,081,629        60,253,704       50,309,518
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                               --               --            68,964          798,023
Forward swaps, at value                                                      --               --           454,911               --
Accrued expenses:
   Management fees                                                       55,211           12,787            15,944           26,281
   Other                                                                 23,150           19,394            18,663           20,403
Preferred share dividends payable                                         3,633               --             6,170            2,304
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                  81,994           32,181           564,652          847,011
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               34,000,000       15,000,000        20,500,000       16,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 69,855,853      $30,049,448       $39,189,052      $33,462,507
====================================================================================================================================
Common shares outstanding                                             4,735,779        1,949,194         2,716,781        2,253,615
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $      14.75      $     15.42       $     14.42      $     14.85
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $     47,358      $    19,492       $    27,168      $    22,536
Paid-in surplus                                                      65,707,322       27,587,886        38,274,309       30,050,439
Undistributed (Over-distribution of) net investment income              798,882          265,645           (80,955)         395,529
Accumulated net realized gain (loss) from investments                  (901,132)         274,956           (24,397)           2,856
Net unrealized appreciation (depreciation) of investments
      and forward swap transactions                                   4,203,423        1,901,469           992,927        2,991,147
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 69,855,853      $30,049,448       $39,189,052      $33,462,507
====================================================================================================================================
Authorized shares:
   Common                                                             Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                                          Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                Statement of
                    OPERATIONS Six Months Ended November 30, 2004 (Unaudited)
                                                                    CONNECTICUT      CONNECTICUT       CONNECTICUT      CONNECTICUT
                                                                        PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                         INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                          (NTC)            (NFC)             (NGK)            (NGO)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $2,812,848       $1,384,430        $1,223,433       $2,116,361
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         382,204          187,003           171,566          306,358
Preferred shares - auction fees                                          48,006           24,441            21,934           40,110
Preferred shares - dividend disbursing agent fees                         5,014            5,014             5,014            5,014
Shareholders' servicing agent fees and expenses                           8,957              933               691              741
Custodian's fees and expenses                                            15,497            8,909             8,327           13,071
Trustees' fees and expenses                                               1,733              798               931            1,509
Professional fees                                                         5,851            4,749             4,718            5,309
Shareholders' reports - printing and mailing expenses                     9,912            4,665             4,612            7,547
Stock exchange listing fees                                               5,506              109                98              186
Investor relations expense                                                7,055            1,722             1,599            5,525
Other expenses                                                            6,044            5,030             6,009            5,197
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                                495,779          243,373           225,499          390,567
   Custodian fee credit                                                    (916)          (1,252)           (1,543)          (1,761)
   Expense reimbursement                                                     --          (86,856)          (79,686)        (151,779)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            494,863          155,265           144,270          237,027
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 2,317,985        1,229,165         1,079,163        1,879,334
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                               165,562          171,667            44,858          154,432
Change in net unrealized appreciation (depreciation) of investments   2,124,967        1,148,731           944,698        2,281,023
Change in net unrealized appreciation (depreciation) of forward
   swap transactions                                                         --         (100,970)         (103,131)        (292,676)
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                             2,290,529        1,219,428           886,425        2,142,779
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (163,753)         (84,348)          (73,938)        (151,678)
From accumulated net realized gains from investments                         --               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                        (163,753)         (84,348)          (73,938)        (151,678)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                   $4,444,761       $2,364,245        $1,891,650       $3,870,435
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended November 30, 2004 (Unaudited) (continued)
                                                                                                            INSURED
                                                                   MASSACHUSETTS    MASSACHUSETTS     MASSACHUSETTS         MISSOURI
                                                                         PREMIUM         DIVIDEND          TAX-FREE          PREMIUM
                                                                          INCOME        ADVANTAGE         ADVANTAGE           INCOME
                                                                           (NMT)            (NMB)             (NGX)            (NOM)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $2,625,024       $1,080,843        $1,412,476       $1,268,514
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         335,597          145,314           193,150          159,441
Preferred shares - auction fees                                          42,617           18,801            25,695           20,055
Preferred shares - dividend disbursing agent fees                         5,014            6,654             5,426            5,014
Shareholders' servicing agent fees and expenses                           4,379              317               392            2,935
Custodian's fees and expenses                                            13,865            7,075             7,155            8,222
Trustees' fees and expenses                                               1,755              672               854              884
Professional fees                                                         5,688            4,782             5,031            4,749
Shareholders' reports - printing and mailing expenses                    10,120            3,624             4,690            5,007
Stock exchange listing fees                                               5,500               79               116               95
Investor relations expense                                                3,981            2,775             4,185            2,993
Other expenses                                                            7,243            7,783             4,710            4,842
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement    435,759          197,876           251,404          214,237
   Custodian fee credit                                                  (1,824)          (1,634)           (1,593)          (2,275)
   Expense reimbursement                                                     --          (67,494)          (95,692)              --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            433,935          128,748           154,119          211,962
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 2,191,089          952,095         1,258,357        1,056,552
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                               224,128          142,899            (8,274)          66,888
Change in net unrealized appreciation (depreciation) of investments   1,731,984          988,863         1,502,047          989,481
Change in net unrealized appreciation (depreciation) of forward
   swap transactions                                                         --               --          (454,911)              --
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                             1,956,112        1,131,762         1,038,862        1,056,369
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (138,479)         (52,588)          (93,061)         (69,370)
From accumulated net realized gains from investments                         --               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                        (138,479)         (52,588)          (93,061)         (69,370)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                   $4,008,722       $2,031,269        $2,204,158       $2,043,551
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                        CONNECTICUT                         CONNECTICUT                      CONNECTICUT
                                    PREMIUM INCOME (NTC)              DIVIDEND ADVANTAGE (NFC)         DIVIDEND ADVANTAGE 2 (NGK)
                             ---------------------------------  ----------------------------------  --------------------------------
                             SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED     YEAR ENDED
                                     11/30/04          5/31/04          11/30/04           5/31/04          11/30/04        5/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 2,317,985      $ 4,932,014       $ 1,229,165       $ 2,476,158       $ 1,079,163    $ 2,220,362
Net realized gain (loss)
   from investments                   165,562          722,872           171,667           (74,861)           44,858        241,031
Change in net unrealized
   appreciation (depreciation)
   of investments                   2,124,967       (5,838,457)        1,148,731        (2,514,188)          944,698     (2,843,481)
Change in net unrealized
   appreciation (depreciation)
   of forward swap
   transactions                            --               --          (100,970)               --          (103,131)            --
Distributions to Preferred
   Shareholders:
   From net investment income        (163,753)        (249,202)          (84,348)         (129,979)          (73,938)      (101,342)
   From accumulated net realized
     gains from investments                --               --                --                --                --        (23,516)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                  4,444,761         (432,773)        2,364,245          (242,870)        1,891,650       (506,946)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (2,349,597)      (4,686,749)       (1,144,190)       (2,261,395)       (1,017,894)    (2,004,077)
From accumulated net realized gains
   from investments                        --               --                --                --                --       (267,884)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (2,349,597)      (4,686,749)       (1,144,190)       (2,261,395)       (1,017,894)    (2,271,961)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares        --               --                --             1,664                --             --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions    157,321          352,597            44,356           115,496             6,653         12,077
Preferred shares offering costs            --               --                --                --                --        (27,909)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions    157,321          352,597            44,356           117,160             6,653        (15,832)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares      2,252,485       (4,766,925)        1,264,411        (2,387,105)          880,409     (2,794,739)
Net assets applicable to Common
   shares at the beginning
   of period                       77,725,129       82,492,054        37,237,537        39,624,642        34,646,479     37,441,218
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $79,977,614      $77,725,129       $38,501,948       $37,237,537       $35,526,888    $34,646,479
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $   596,375      $   791,740       $   331,187       $   330,560       $   305,752    $   318,421
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                         CONNECTICUT                   MASSACHUSETTS PREMIUM                 MASSACHUSETTS
                                  DIVIDEND ADVANTAGE 3 (NGO)                INCOME (NMT)                DIVIDEND ADVANTAGE (NMB)
                              ---------------------------------  ---------------------------------  --------------------------------
                              SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED     YEAR ENDED
                                      11/30/04          5/31/04          11/30/04          5/31/04          11/30/04        5/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 1,879,334      $ 3,820,097       $ 2,191,089      $ 4,450,255      $    952,095    $ 1,948,056
Net realized gain (loss)
   from investments                    154,432          (13,145)          224,128          942,951           142,899        254,529
Change in net unrealized
   appreciation (depreciation)
   of investments                    2,281,023       (4,885,233)        1,731,984       (5,525,901)          988,863     (2,448,042)
Change in net unrealized appreciation
   (depreciation) of forward swap
   transactions                       (292,676)              --                --               --                --             --
Distributions to Preferred
   Shareholders:
   From net investment income         (151,678)        (232,209)         (138,479)        (217,866)          (52,588)       (75,765)
   From accumulated net realized
     gains from investments                 --               --                --               --                --        (12,018)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                   3,870,435       (1,310,490)        4,008,722         (350,561)        2,031,269       (333,240)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (1,696,054)      (3,390,125)       (2,086,805)      (4,161,260)         (906,029)    (1,786,931)
From accumulated net realized gains
   from investments                         --               --                --               --                --       (153,574)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders           (1,696,054)      (3,390,125)       (2,086,805)      (4,161,260)         (906,029)    (1,940,505)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --               --                --               --                --          1,664
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions          --          165,098           128,247          314,919            20,620         41,277
Preferred shares offering costs             --          (14,584)               --               --                --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions          --          150,514           128,247          314,919           20,620          42,941
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares       2,174,381       (4,550,101)        2,050,164       (4,196,902)       1,145,860      (2,230,804)
Net assets applicable to Common
   shares at the beginning
   of period                        60,773,828       65,323,929        67,805,689       72,002,591       28,903,588      31,134,392
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period     $62,948,209      $60,773,828       $69,855,853      $67,805,689      $30,049,448     $28,903,588
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                   $   269,214      $   237,612       $   798,882      $   833,077      $   265,645     $   272,167
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                      INSURED MASSACHUSETTS                MISSOURI PREMIUM
                                                                     TAX-FREE ADVANTAGE (NGX)                 INCOME (NOM)
                                                                --------------------------------    --------------------------------
                                                                SIX MONTHS ENDED      YEAR ENDED    SIX MONTHS ENDED     YEAR ENDED
                                                                        11/30/04         5/31/04            11/30/04        5/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 1,258,357     $ 2,548,725         $ 1,056,552    $ 2,142,759
Net realized gain (loss) from investments                                 (8,274)        (16,228)             66,888        444,042
Change in net unrealized appreciation
   (depreciation) of investments                                       1,502,047      (3,274,453)            989,481     (2,836,623)
Change in net unrealized appreciation
   (depreciation) of forward swap
   transactions                                                         (454,911)             --                  --             --
Distributions to Preferred Shareholders:
   From net investment income                                            (93,061)       (154,434)            (69,370)      (122,983)
   From accumulated net realized
     gains from investments                                                   --          (4,012)                 --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                     2,204,158        (900,402)          2,043,551       (372,805)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
   From net investment income                                         (1,173,157)     (2,342,674)          (991,879)     (1,963,048)
   From accumulated net realized gains
      from investments                                                        --         (39,926)                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                             (1,173,157)     (2,382,600)          (991,879)     (1,963,048)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                           --              --                  --             --
   Net proceeds from shares
     issued to shareholders due to
     reinvestment of distributions                                        36,969         100,710             180,119        339,007
Preferred shares offering costs                                               --           6,822                  --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions                                        36,969         107,532             180,119        339,007
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                         1,067,970      (3,175,470)          1,231,791     (1,996,846)
Net assets applicable to Common
   shares at the beginning of period                                  38,121,082      41,296,552          32,230,716     34,227,562
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $39,189,052     $38,121,082         $33,462,507    $32,230,716
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                     $   (80,955)    $   (73,094)        $   395,529    $   400,226
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
      FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Connecticut Premium Income Municipal Fund (NTC), Nuveen Connecticut Dividend Advantage Municipal Fund (NFC), Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK), Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO), Nuveen Massachusetts Premium Income Municipal Fund (NMT), Nuveen Massachusetts Dividend Advantage Municipal Fund
(NMB), Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX) and Nuveen Missouri Premium Income Municipal Fund (NOM). Common shares of Connecticut Premium Income (NTC) and Massachusetts Premium Income (NMT) are traded on the New York Stock Exchange while Common shares of Connecticut Dividend Advantage (NFC), Connecticut Dividend Advantage 2 (NGK), Connecticut Dividend Advantage 3 (NGO), Massachusetts Dividend Advantage (NMB), Insured Massachusetts Tax-Free Advantage (NGX) and Missouri Premium Income (NOM) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes, and in the case of Insured Massachusetts Tax-Free Advantage (NGX) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At November 30, 2004, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, and in the case of Insured Massachusetts Tax-Free Advantage (NGX) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one Series. The dividend rate on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period. The number of Preferred shares outstanding for each Fund is as follows:

                              CONNECTICUT  CONNECTICUT  CONNECTICUT  CONNECTICUT
                                  PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                    (NTC)        (NFC)        (NGK)        (NGO)
--------------------------------------------------------------------------------
Number of shares:
   Series T                            --          780           --           --
   Series W                            --           --          700           --
   Series TH                        1,532           --           --           --
   Series F                            --           --           --        1,280
================================================================================

                                                            INSURED
                        MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                              PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                               INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------
Number of shares:
   Series T                        --            600             --           --
   Series W                        --             --            820           --
   Series TH                    1,360             --             --          640
   Series F                        --             --             --           --
================================================================================

Insurance

Insured Massachusetts Tax-Free Advantage (NGX) invests at least 80% of its net assets (including net assets applicable to Preferred shares) in municipal securities that are covered by insurance. The Fund may also invest up to 20% of its net assets (including net assets applicable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or
(ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Fund includes value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Forward Swap Transactions

The Funds may invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net asset value. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment. The amount of the payment obligation is based on the notional amount of the forward swap contract. The Funds may close out a contract prior to the effective date at which point a realized gain

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



or loss would be recognized. When a forward swap is terminated, it does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash. Each Fund intends, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To minimize such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                       CONNECTICUT         CONNECTICUT DIVIDEND     CONNECTICUT DIVIDEND
                                  PREMIUM INCOME (NTC)        ADVANTAGE (NFC)         ADVANTAGE 2 (NGK)
                               -----------------------   ----------------------   -----------------------
                               SIX MONTHS                SIX MONTHS               SIX MONTHS
                                    ENDED   YEAR ENDED        ENDED  YEAR ENDED        ENDED   YEAR ENDED
                                 11/30/04      5/31/04     11/30/04     5/31/04     11/30/04      5/31/04
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                         --           --           --          --           --           --
   Shares issued to shareholders
     due to reinvestment of
     distributions                 10,051       21,447        2,882       7,211          413          748
---------------------------------------------------------------------------------------------------------
                                   10,051       21,447        2,882       7,211          413          748
=========================================================================================================

                                  CONNECTICUT DIVIDEND         MASSACHUSETTS       MASSACHUSETTS DIVIDEND
                                    ADVANTAGE 3 (NGO)      PREMIUM INCOME (NMT)        ADVANTAGE (NMB)
                               -----------------------   ----------------------   -----------------------
                               SIX MONTHS                SIX MONTHS               SIX MONTHS
                                    ENDED   YEAR ENDED        ENDED  YEAR ENDED        ENDED   YEAR ENDED
                                 11/30/04      5/31/04     11/30/04     5/31/04     11/30/04      5/31/04
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                         --           --           --          --           --           --
   Shares issued to shareholders
     due to reinvestment of
     distributions                     --       11,300        8,438      20,346        1,298        2,552
---------------------------------------------------------------------------------------------------------
                                       --       11,300        8,438      20,346        1,298        2,552
=========================================================================================================
                                                                  INSURED
                                                          MASSACHUSETTS TAX-FREE          MISSOURI
                                                              ADVANTAGE (NGX)       PREMIUM INCOME (NOM)
                                                         ------------------------------------------------
                                                         SIX MONTHS               SIX MONTHS
                                                              ENDED  YEAR ENDED        ENDED   YEAR ENDED
                                                           11/30/04     5/31/04     11/30/04      5/31/04
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                   --          --           --           --
   Shares issued to shareholders
     due to reinvestment of
     distributions                                            2,414       6,392       11,016       20,100
---------------------------------------------------------------------------------------------------------
                                                              2,414       6,392       11,016       20,100
=========================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended November 30, 2004, were as follows:

                            CONNECTICUT  CONNECTICUT   CONNECTICUT   CONNECTICUT
                                PREMIUM     DIVIDEND      DIVIDEND      DIVIDEND
                                 INCOME    ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                  (NTC)        (NFC)         (NGK)         (NGO)
--------------------------------------------------------------------------------
Purchases                   $ 3,531,268  $ 3,220,337   $ 4,614,004   $ 5,228,946
Sales and maturities          4,329,573    4,856,718     4,638,740     6,029,381
================================================================================

                                                            INSURED
                       MASSACHUSETTS  MASSACHUSETTS   MASSACHUSETTS     MISSOURI
                             PREMIUM       DIVIDEND        TAX-FREE      PREMIUM
                              INCOME      ADVANTAGE       ADVANTAGE       INCOME
                               (NMT)          (NMB)           (NGX)        (NOM)
--------------------------------------------------------------------------------
Purchases                $ 6,259,865    $ 2,524,219      $1,039,430  $ 6,798,933
Sales and maturities       5,860,085      3,128,848         489,425    5,263,556
================================================================================


4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At November 30, 2004, the cost of investments was as follows:

                              CONNECTICUT  CONNECTICUT  CONNECTICUT  CONNECTICUT
                                  PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                    (NTC)        (NFC)        (NGK)        (NGO)
--------------------------------------------------------------------------------
Cost of investments          $111,235,332  $54,348,463  $49,898,012  $92,108,789
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


                                                            INSURED
                       MASSACHUSETTS  MASSACHUSETTS   MASSACHUSETTS     MISSOURI
                             PREMIUM       DIVIDEND        TAX-FREE      PREMIUM
                              INCOME      ADVANTAGE       ADVANTAGE       INCOME
                               (NMT)          (NMB)           (NGX)        (NOM)
--------------------------------------------------------------------------------
Cost of investments      $97,813,397   $41,640,236      $57,893,840  $46,423,242
================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004, the Funds' last fiscal year end, were as follows:

                             CONNECTICUT  CONNECTICUT  CONNECTICUT  CONNECTICUT
                                 PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                  INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                   (NTC)        (NFC)        (NGK)        (NGO)
-------------------------------------------------------------------------------
Gross unrealized:
   Appreciation               $5,422,065   $2,451,024   $2,612,151   $2,024,253
   Depreciation                 (245,248)    (198,440)    (138,326)    (322,981)
--------------------------------------------------------------------------------
Net unrealized appreciation
   of investments             $5,176,817   $2,252,584   $2,473,825   $1,701,272
================================================================================

                                                            INSURED
                       MASSACHUSETTS  MASSACHUSETTS   MASSACHUSETTS    MISSOURI
                             PREMIUM       DIVIDEND        TAX-FREE     PREMIUM
                              INCOME      ADVANTAGE       ADVANTAGE      INCOME
                               (NMT)          (NMB)           (NGX)       (NOM)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation           $4,534,062     $1,939,725     $1,535,613   $3,042,073
   Depreciation             (215,285)       (24,305)       (87,751)     (30,634)
--------------------------------------------------------------------------------
Net unrealized appreciation
   of investments         $4,318,777     $1,915,420     $1,447,862   $3,011,439
================================================================================

The tax components of undistributed net investment income and net realized gains at May 31, 2004, the Funds' last fiscal year end, were as follows:

                                                     CONNECTICUT  CONNECTICUT  CONNECTICUT  CONNECTICUT
                                                         PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                                          INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                           (NTC)        (NFC)        (NGK)        (NGO)
-------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income*                 $1,173,557      $502,475     $478,530     $512,881
Undistributed net ordinary income **                         --            --           --        4,435
Undistributed net long-term capital gains                    --            --      119,864           --
=======================================================================================================
                                                                                    INSURED
                                               MASSACHUSETTS  MASSACHUSETTS   MASSACHUSETTS    MISSOURI
                                                     PREMIUM       DIVIDEND        TAX-FREE     PREMIUM
                                                      INCOME      ADVANTAGE       ADVANTAGE      INCOME
                                                       (NMT)          (NMB)           (NGX)       (NOM)
-------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income*                $998,406       $406,831        $123,850    $547,030
Undistributed net ordinary income **                  52,706             --              --          --
Undistributed net long-term capital gains                 --        132,057              --          --
=======================================================================================================

* Undistributed net tax exempt income (on a tax basis) has not been reduced for the dividend declared on May 3, 2004, paid on June 1, 2004.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended May 31, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                        CONNECTICUT  CONNECTICUT  CONNECTICUT  CONNECTICUT
                                                            PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NTC)        (NFC)        (NGK)        (NGO)
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                 $4,933,954   $2,378,343   $2,093,729   $3,619,201
Distributions from net ordinary income **                        --           --       85,538           --
Distributions from net long-term capital gains                   --           --      205,862           --
==========================================================================================================
                                                                                      INSURED
                                                MASSACHUSETTS   MASSACHUSETTS   MASSACHUSETTS     MISSOURI
                                                      PREMIUM        DIVIDEND        TAX-FREE      PREMIUM
                                                       INCOME       ADVANTAGE       ADVANTAGE       INCOME
                                                        (NMT)           (NMB)           (NGX)        (NOM)
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income           $4,376,698      $1,853,471      $2,496,989   $2,082,426
Distributions from net ordinary income **                  --              --          44,352           --
Distributions from net long-term capital gains             --         165,592              --           --
==========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2004, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                         INSURED
                            CONNECTICUT   CONNECTICUT  CONNECTICUT  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                PREMIUM     DIVIDEND      DIVIDEND        PREMIUM       TAX-FREE      PREMIUM
                                 INCOME    ADVANTAGE   ADVANTAGE 3         INCOME      ADVANTAGE       INCOME
                                  (NTC)        (NFC)         (NGO)          (NMT)          (NGX)        (NOM)
-------------------------------------------------------------------------------------------------------------
Expiration year:
   2005                           $  --        $  --         $  --     $  195,761        $    --      $    --
   2006                              --           --            --             --             --           --
   2007                             --            --            --             --             --           --
   2008                              --           --            --        210,990             --       57,433
   2009                          45,596       30,535            --        718,509             --           --
   2010                              --       42,027            --             --             --        6,599
   2011                              --           --       172,070             --             --           --
   2012                              --      383,232       106,107             --         16,123           --
-------------------------------------------------------------------------------------------------------------
Total                           $45,596     $455,794      $278,177     $1,125,260        $16,123      $64,032
=============================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

As approved by the Board of Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the funds' effective management fees were reduced by approximately .007% as of December 31, 2004.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                CONNECTICUT PREMIUM INCOME (NTC)
AVERAGE DAILY NET ASSETS                      MASSACHUSETTS PREMIUM INCOME (NMT)
(INCLUDING NET ASSETS                              MISSOURI PREMIUM INCOME (NOM)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                            CONNECTICUT DIVIDEND ADVANTAGE (NFC)
                                          CONNECTICUT DIVIDEND ADVANTAGE 2 (NGK)
                                          CONNECTICUT DIVIDEND ADVANTAGE 3 (NGO)
AVERAGE DAILY NET ASSETS                  MASSACHUSETTS DIVIDEND ADVANTAGE (NMB)
(INCLUDING NET ASSETS             INSURED MASSACHUSETTS TAX-FREE ADVANTAGE (NGX)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                CONNECTICUT PREMIUM INCOME (NTC)
AVERAGE DAILY NET ASSETS                      MASSACHUSETTS PREMIUM INCOME (NMT)
(INCLUDING NET ASSETS                              MISSOURI PREMIUM INCOME (NOM)
ATTRIBUTABLE TO PREFERRED SHARES)                            MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

                                            CONNECTICUT DIVIDEND ADVANTAGE (NFC)
                                          CONNECTICUT DIVIDEND ADVANTAGE 2 (NGK)
                                          CONNECTICUT DIVIDEND ADVANTAGE 3 (NGO)
AVERAGE DAILY NET ASSETS                  MASSACHUSETTS DIVIDEND ADVANTAGE (NMB)
(INCLUDING NET ASSETS             INSURED MASSACHUSETTS TAX-FREE ADVANTAGE (NGX)
ATTRIBUTABLE TO PREFERRED SHARES)                            MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of Connecticut Dividend Advantage's (NFC) and Massachusetts Dividend Advantage's (NMB) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
JANUARY 31,                                  JANUARY 31,
--------------------------------------------------------------------------------
2001*                      .30%                    2007                     .25%
2002                       .30                     2008                     .20
2003                       .30                     2009                     .15
2004                       .30                     2010                     .10
2005                       .30                     2011                     .05
2006                       .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage (NFC) and Massachusetts Dividend Advantage (NMB) for any portion of its fees and expenses beyond January 31, 2011.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



For the first ten years of Connecticut Dividend Advantage 2's (NGK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
MARCH 31,                                    MARCH 31,
--------------------------------------------------------------------------------
2002*                      .30%                    2008                     .25%
2003                       .30                     2009                     .20
2004                       .30                     2010                     .15
2005                       .30                     2011                     .10
2006                       .30                     2012                     .05
2007                       .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage 2 (NGK) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Connecticut Dividend Advantage 3's (NGO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                      .32%                      2007                   .32%
2003                       .32                       2008                   .24
2004                       .32                       2009                   .16
2005                       .32                       2010                   .08
2006                       .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage 3 (NGO) for any portion of its fees and expenses beyond September 30, 2010.

For the first eight years of Insured Massachusetts Tax-Free Advantage's (NGX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
NOVEMBER 30,                                 NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                      .32%                   2007                      .32%
2003                       .32                    2008                      .24
2004                       .32                    2009                      .16
2005                       .32                    2010                      .08
2006                       .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Massachusetts Tax-Free Advantage
(NGX) for any portion of its fees and expenses beyond November 30, 2010.

6. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 30, 2004, to shareholders of record on December 15, 2004, as follows:

                              CONNECTICUT  CONNECTICUT  CONNECTICUT  CONNECTICUT
                                  PREMIUM     DIVIDEND     DIVIDEND     DIVIDEND
                                   INCOME    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                    (NTC)        (NFC)        (NGK)        (NGO)
--------------------------------------------------------------------------------
Dividend per share                 $.0735       $.0745       $.0735       $.0650
================================================================================

                                                            INSURED
                        MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                              PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                               INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------
Dividend per share             $.0735         $.0775         $.0695       $.0735
================================================================================

At the same time, the following Funds declared capital gains and ordinary income distributions as follows:

                                              CONNECTICUT  CONNECTICUT   MASSACHUSETTS  MASSACHUSETTS
                                                  PREMIUM     DIVIDEND         PREMIUM       DIVIDEND
                                                   INCOME  ADVANTAGE 2          INCOME      ADVANTAGE
                                                    (NTC)        (NGK)           (NMT)          (NMB)
-----------------------------------------------------------------------------------------------------
Capital gains distributions per share              $.0114       $.0657          $   --         $.1149
Ordinary income distributions per share*               --        .0006           .0107          .0028
=====================================================================================================

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Swap Transactions

Massachusetts Dividend Advantage (NMB) entered into forward starting swap transactions for the purpose of hedging its portfolio duration. The swap transactions will be valued daily with the corresponding unrealized gain or loss reflected in the Fund's NAV.

The Fund entered into forward starting swap transactions on the dates and in the notional amounts as follows:

--------------------------------------------------------------------------------
Trade Date                                   December 2, 2004   December 8, 2004
--------------------------------------------------------------------------------
Notional Amount                                      $450,000           $300,000
================================================================================

Adviser Merger

Effective January 1, 2005, the Adviser and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), also a wholly owned subsidiary of Nuveen Investments, Inc. As a result of the merger, NAM is now the adviser to all funds previously advised by either NIAC or the Adviser.

                        Financial
                                HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                        Investment Operations                               Less Distributions
                               -------------------------------------------------------------------  --------------------------------
                                                            Distributions   Distributions
                                                                 from Net            from             From Net
                    Beginning                         Net      Investment         Capital           Investment    Capital
                       Common                   Realized/       Income to        Gains to            Income to   Gains to
                        Share         Net      Unrealized       Preferred       Preferred               Common     Common
                    Net Asset  Investment      Investment          Share-          Share-               Share-     Share-
                        Value      Income      Gain (Loss)        holders+        holders+   Total     holders    holders     Total
====================================================================================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(d)                $14.60       $ .43          $  .44           $(.03)           $ --    $ .84       $(.44)      $ --     $(.44)
2004                    15.56         .93            (.96)           (.05)             --     (.08)       (.88)        --      (.88)
2003                    14.46         .98            1.07            (.07)             --     1.98        (.88)        --      (.88)
2002                    14.20        1.00             .20            (.10)             --     1.10        (.84)        --      (.84)
2001                    12.92        1.02            1.32            (.24)             --     2.10        (.82)        --      (.82)
2000                    14.44        1.06           (1.54)           (.22)             --     (.70)       (.82)        --      (.82)

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(d)                 14.56         .48             .47            (.03)             --      .92        (.45)        --      (.45)
2004                    15.53         .97           (1.00)           (.05)             --     (.08)       (.89)        --      (.89)
2003                    14.24        1.00            1.19            (.07)             --     2.12        (.84)        --      (.84)
2002                    13.88        1.00             .31            (.11)             --     1.20        (.84)        --      (.84)
2001(a)                 14.33         .21            (.23)           (.05)             --     (.07)       (.21)        --      (.21)

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(d)                 15.01         .47             .38            (.03)             --      .82        (.44)        --      (.44)
2004                    16.23         .96           (1.13)           (.04)           (.01)    (.22)       (.87)      (.12)     (.99)
2003                    14.48         .98            1.74            (.07)           (.01)    2.64        (.83)      (.06)     (.89)
2002(b)                 14.33         .08             .30              --              --      .38        (.07)        --      (.07)

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(d)                 13.97         .43             .49            (.03)             --      .89        (.39)        --      (.39)
2004                    15.06         .88           (1.14)           (.05)             --     (.31)       (.78)        --      (.78)
2003(c)                 14.33         .51             .93            (.04)             --     1.40        (.46)        --      (.46)
====================================================================================================================================
                                                                     Total Returns
                                                                  --------------------
                                                                               Based
                          Offering                                                on
                         Costs and       Ending                               Common
                         Preferred       Common                    Based       Share
                             Share        Share       Ending          on         Net
                      Underwriting    Net Asset       Market      Market       Asset
                         Discounts        Value        Value       Value**     Value**
======================================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
--------------------------------------------------------------------------------------
Year Ended 5/31:
2005(d)                       $ --       $15.00     $15.5400       10.46%       5.80%
2004                            --        14.60      14.4700      (10.80)       (.51)
2003                            --        15.56      17.1400       12.63       14.08
2002                            --        14.46      16.0500        5.01        7.87
2001                            --        14.20      16.1000       25.91       16.57
2000                            --        12.92      13.5000      (14.85)      (4.87)

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
--------------------------------------------------------------------------------------
Year Ended 5/31:
2005(d)                         --        15.03      15.3200       11.69        6.35
2004                            --        14.56      14.1200       (8.64)       (.56)
2003                           .01        15.53      16.3500        9.19       15.38
2002                            --        14.24      15.7900        8.61        8.81
2001(a)                       (.17)       13.88      15.3400        3.71       (1.67)

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
--------------------------------------------------------------------------------------
Year Ended 5/31:
2005(d)                         --        15.39      15.7000       14.18        5.50
2004                          (.01)       15.01      14.1400       (4.65)      (1.48)
2003                            --        16.23      15.8000       11.16       18.77
2002(b)                       (.16)       14.48      15.0500         .79        1.53

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
--------------------------------------------------------------------------------------
Year Ended 5/31:
2005(d)                         --        14.47      13.5200        6.94        6.41
2004                            --        13.97      13.0000       (8.92)      (2.08)
2003(c)                       (.21)       15.06      15.0900        3.71        8.46
======================================================================================
                                                            Ratios/Supplemental Data
                       ------------------------------------------------------------------------------------------------
                                          Before Credit/Reimbursement        After Credit/Reimbursement***
                                        -------------------------------     ------------------------------
                                                         Ratio of Net                      Ratio of Net
                                          Ratio of         Investment         Ratio of       Investment
                            Ending        Expenses          Income to         Expenses        Income to
                               Net      to Average            Average       to Average          Average
                            Assets      Net Assets         Net Assets       Net Assets       Net Assets
                        Applicable      Applicable         Applicable       Applicable       Applicable      Portfolio
                         to Common       to Common          to Common        to Common        to Common       Turnover
                       Shares (000)         Shares++           Shares++         Shares++         Shares++         Rate
=======================================================================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(d)                    $79,978            1.24%*             5.79%*           1.24%*           5.80%*            3%
2004                        77,725            1.23               6.16             1.23             6.16             15
2003                        82,492            1.27               6.57             1.26             6.58             23
2002                        76,327            1.34               6.90             1.34             6.91             12
2001                        74,642            1.33               7.36             1.31             7.39              8
2000                        67,579            1.36               7.87             1.32             7.91             19

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(d)                     38,502            1.27*              5.95*             .81*            6.41*             6
2004                        37,238            1.26               5.97              .80             6.44              4
2003                        39,625            1.27               6.29              .81             6.76              7
2002                        36,233            1.38               6.56              .88             7.06             20
2001(a)                     35,255            1.22*              4.10*             .80*            4.52*            29

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(d)                     35,527            1.27*              5.61*             .81*            6.06*             9
2004                        34,646            1.25               5.73              .80             6.18             10
2003                        37,441            1.31               5.94              .82             6.43             13
2002(b)                     33,408            1.06*              2.90*             .73*            3.23*            --

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
-----------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(d)                     62,948            1.24*              5.50*             .75*            5.98*             6
2004                        60,774            1.24               5.58              .74             6.08             14
2003(c)                     65,324            1.19*              4.72*             .71*            5.20*            18
=======================================================================================================================
                           Preferred Shares at End of Period
                      -----------------------------------------
                        Aggregate     Liquidation
                           Amount      and Market         Asset
                      Outstanding           Value      Coverage
                             (000)      Per Share     Per Share
===============================================================
CONNECTICUT PREMIUM
INCOME (NTC)
---------------------------------------------------------------
Year Ended 5/31:
2005(d)                   $38,300         $25,000       $77,205
2004                       38,300          25,000        75,734
2003                       38,300          25,000        78,846
2002                       38,300          25,000        74,822
2001                       38,300          25,000        73,722
2000                       38,300          25,000        69,112

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
---------------------------------------------------------------
Year Ended 5/31:
2005(d)                    19,500          25,000        74,361
2004                       19,500          25,000        72,740
2003                       19,500          25,000        75,801
2002                       19,500          25,000        71,453
2001(a)                    19,500          25,000        70,198

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
----------------------------------------------------------------
Year Ended 5/31:
2005(d)                    17,500          25,000        75,753
2004                       17,500          25,000        74,495
2003                       17,500          25,000        78,487
2002(b)                    17,500          25,000        72,726

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
---------------------------------------------------------------
Year Ended 5/31:
2005(d)                    32,000          25,000        74,178
2004                       32,000          25,000        72,480
2003(c)                    32,000          25,000        76,034
===============================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period January 26, 2001 (commencement of operations) through May 31, 2001.
(b) For the period March 25, 2002 (commencement of operations) through May 31, 2002.
(c) For the period September 26, 2002 (commencement of operations) through May 31, 2003.
(d)  For the six months ended November 30, 2004.

                                 See accompanying notes to financial statements.


                                  66-67 spread

                        FINANCIAL HIGHLIGHTS (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:
                                                        Investment Operations                               Less Distributions
                               -------------------------------------------------------------------  --------------------------------
                                                            Distributions   Distributions
                                                                 from Net            from             From Net
                    Beginning                         Net      Investment         Capital           Investment    Capital
                       Common                   Realized/       Income to        Gains to            Income to   Gains to
                        Share         Net      Unrealized       Preferred       Preferred               Common     Common
                    Net Asset  Investment      Investment          Share-          Share-               Share-     Share-
                        Value      Income      Gain (Loss)        holders+        holders+   Total     holders    holders     Total
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS PREMIUM
INCOME (NMT)
Year Ended 5/31:
2005(c)               $14.34        $ .46          $  .42           $(.03)           $ --    $ .85       $(.44)      $ --    $ (.44)
2004                   15.30          .94            (.97)           (.05)             --     (.08)       (.88)        --      (.88)
2003                   14.48          .98             .78            (.07)             --     1.69        (.87)        --      (.87)
2002                   14.26         1.03             .13            (.11)             --     1.05        (.83)        --      (.83)
2001                   13.17         1.05            1.10            (.24)             --     1.91        (.82)        --      (.82)
2000                   14.72         1.05           (1.54)           (.21)             --     (.70)       (.85)        --      (.85)

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(c)                 14.84         .49             .59            (.03)             --     1.05        (.47)        --      (.47)
2004                    16.00        1.00           (1.11)           (.04)           (.01)    (.16)       (.92)      (.08)    (1.00)
2003                    14.16        1.04            1.74            (.07)             --     2.71        (.88)        --      (.88)
2002                    13.88        1.03             .25            (.12)             --     1.16        (.88)        --      (.88)
2001(a)                 14.33         .24            (.24)           (.05)             --     (.05)       (.22)        --      (.22)

INSURED MASSACHUSETTS
TAX-FREE ADVANTAGE
(NGX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(c)                 14.04         .46             .38            (.03)             --      .81        (.43)        --      (.43)
2004                    15.25         .94           (1.22)           (.06)             --     (.34)       (.86)      (.01)     (.87)
2003(b)                 14.33         .35            1.21            (.03)             --     1.53        (.37)        --      (.37)

MISSOURI PREMIUM
INCOME (NOM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(c)                 14.37         .47             .48            (.03)             --      .92        (.44)        --      (.44)
2004                    15.40         .96           (1.05)           (.06)             --     (.15)       (.88)        --      (.88)
2003                    14.35         .97            1.02            (.07)             --     1.92        (.87)        --      (.87)
2002                    13.97        1.01             .31            (.13)             --     1.19        (.81)        --      (.81)
2001                    12.77        1.02            1.18            (.26)             --     1.94        (.74)        --      (.74)
2000                    14.20         .99           (1.39)           (.26)             --     (.66)       (.77)        --      (.77)
====================================================================================================================================
                                                                        Total Returns
                                                                    --------------------
                                                                                 Based
                            Offering                                                on
                           Costs and       Ending                               Common
                           Preferred       Common                    Based       Share
                               Share        Share       Ending          on         Net
                        Underwriting    Net Asset       Market      Market       Asset
                           Discounts        Value        Value       Value**     Value**
========================================================================================
----------------------------------------------------------------------------------------
MASSACHUSETTS PREMIUM
INCOME (NMT)
Year Ended 5/31:
2005(c)                        $ --        $14.75     $16.1400       15.74%       5.97%
2004                             --         14.34      14.3500       (9.51)       (.51)
2003                             --         15.30      16.8000       12.98       12.02
2002                             --         14.48      15.7000        8.04        7.51
2001                             --         14.26      15.3300       15.71       14.72
2000                             --         13.17      14.0000       (7.66)      (4.79)

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
----------------------------------------------------------------------------------------
Year Ended 5/31:
2005(c)                          --         15.42      16.0000       10.74        7.09
2004                             --         14.84      14.8800       (3.74)      (1.03)
2003                            .01         16.00      16.4500        8.76       19.74
2002                             --         14.16      15.9500       14.15        8.46
2001(a)                        (.18)        13.88      14.8000         .13       (1.61)

INSURED MASSACHUSETTS
TAX-FREE ADVANTAGE
(NGX)
----------------------------------------------------------------------------------------
Year Ended 5/31:
2005(c)                          --         14.42      16.3300       20.79        5.82
2004                             --         14.04      13.9000       (6.83)      (2.18)
2003(b)                        (.24)        15.25      15.7800        7.69        9.07

MISSOURI PREMIUM
INCOME (NOM)
----------------------------------------------------------------------------------------
Year Ended 5/31:
2005(c)                          --         14.85      17.8500       20.95        6.45
2004                             --         14.37      15.1500       (5.35)      (1.00)
2003                             --         15.40      16.8700       15.39       13.75
2002                             --         14.35      15.4100       14.11        8.65
2001                             --         13.97      14.2500       17.41       15.48
2000                             --         12.77      12.8125       (4.35)      (4.63)
========================================================================================
                                                               Ratios/Supplemental Data
                          ------------------------------------------------------------------------------------------------
                                             Before Credit/Reimbursement        After Credit/Reimbursement***
                                           -------------------------------     ------------------------------
                                                            Ratio of Net                      Ratio of Net
                                             Ratio of         Investment         Ratio of       Investment
                               Ending        Expenses          Income to         Expenses        Income to
                                  Net      to Average            Average       to Average          Average
                               Assets      Net Assets         Net Assets       Net Assets       Net Assets
                           Applicable      Applicable         Applicable       Applicable       Applicable      Portfolio
                            to Common       to Common          to Common        to Common        to Common       Turnover
                          Shares (000)         Shares++           Shares++         Shares++         Shares++         Rate
==========================================================================================================================
--------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS PREMIUM
INCOME (NMT)
Year Ended 5/31:
2005(c)                       $69,856            1.25%*             6.27%*           1.24%*           6.27%*            6%
2004                           67,806            1.24               6.37             1.23             6.38             22
2003                           72,003            1.28               6.61             1.27             6.63             18
2002                           67,856            1.31               7.11             1.30             7.12             13
2001                           66,579            1.37               7.46             1.35             7.48             14
2000                           61,323            1.32               7.71             1.31             7.73             11

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(c)                        30,049            1.32*              5.89*             .86*            6.35*             6
2004                           28,904            1.27               6.05              .81             6.51             26
2003                           31,134            1.29               6.49              .83             6.95              8
2002                           27,519            1.47               6.70              .94             7.24              9
2001(a)                        26,951            1.28*              4.84*             .84*            5.28*            18

INSURED MASSACHUSETTS
TAX-FREE ADVANTAGE
(NGX)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(c)                        39,189            1.28*              5.91*             .78*            6.41*             1
2004                           38,121            1.28               5.94              .75             6.46             97
2003(b)                        41,297            1.14*              4.17*             .68*            4.64*            19

MISSOURI PREMIUM
INCOME (NOM)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2005(c)                        33,463            1.29*              6.32*            1.27*            6.34*            11
2004                           32,231            1.27               6.44             1.26             6.45             24
2003                           34,228            1.34               6.56             1.32             6.58             15
2002                           31,619            1.38               7.08             1.36             7.10              8
2001                           30,508            1.39               7.48             1.38             7.50             31
2000                           27,701            1.48               7.49             1.47             7.51             23
==========================================================================================================================
                              Preferred Shares at End of Period
                          -----------------------------------------
                            Aggregate     Liquidation
                               Amount      and Market         Asset
                          Outstanding           Value      Coverage
                                 (000)      Per Share     Per Share
===================================================================
-------------------------------------------------------------------
MASSACHUSETTS PREMIUM
INCOME (NMT)
Year Ended 5/31:
2005(c)                       $34,000         $25,000       $76,365
2004                           34,000          25,000        74,857
2003                           34,000          25,000        77,943
2002                           34,000          25,000        74,894
2001                           34,000          25,000        73,955
2000                           34,000          25,000        70,091

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
-------------------------------------------------------------------
Year Ended 5/31:
2005(c)                        15,000          25,000        75,082
2004                           15,000          25,000        73,173
2003                           15,000          25,000        76,891
2002                           15,000          25,000        70,865
2001(a)                        15,000          25,000        69,919

INSURED MASSACHUSETTS
TAX-FREE ADVANTAGE
(NGX)
-------------------------------------------------------------------
Year Ended 5/31:
2005(c)                        20,500          25,000        72,792
2004                           20,500          25,000        71,489
2003(b)                        20,500          25,000        75,362

MISSOURI PREMIUM
INCOME (NOM)
-------------------------------------------------------------------
Year Ended 5/31:
2005(c)                        16,000          25,000        77,285
2004                           16,000          25,000        75,360
2003                           16,000          25,000        78,481
2002                           16,000          25,000        74,405
2001                           16,000          25,000        72,669
2000                           16,000          25,000        68,282
===================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a) For the period January 30, 2001 (commencement of operations) through May 31, 2001.
(b) For the period November 21, 2002 (commencement of operations) through May 31, 2003.
(c)  For the six months ended November 30, 2004.


                                 See accompanying notes to financial statements.

                                  68-69 spread

Reinvest Automatically
       EASILY AND CONVENIENTLY


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit,nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on the dividends or distributions awaiting reinvestment. Because the market price may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments and (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004, are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's web site at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the sensitivity of a bond or bond Fund's value to changes when interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six month period ended November 30, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing $100 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.


                                  o Share prices
           Learn more             o Fund details
about Nuveen Funds at             o Daily financial news
   WWW.NUVEEN.COM/ETF             o Investor education
                                  o Interactive planning tools


Logo: NUVEEN Investments



                                                                     ESA-B-1104D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Connecticut Dividend Advantage Municipal Fund 3
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: February 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: February 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: February 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.